      As filed with the Securities and Exchange Commission on July 29, 2002

                                              1933 Act Registration No. 33-33231
                                              1940 Act Registration No. 811-4587

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. [ ]

                      Post-Effective Amendment No. 24 [ X ]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 23 [ X ]

                        UBS FINANCIAL SERVICES FUND INC.
               (Exact name of registrant as specified in charter)

                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000


                              AMY R. DOBERMAN, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)


                                   Copies to:


                              JACK W. MURPHY, ESQ.
                                     Dechert
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


It is proposed that this filing will become effective:
[   X    ]        Immediately upon filing pursuant to Rule 485(b)
[        ]        On July 29, 2002 pursuant to Rule 485(b)
[        ]        60 days after filing pursuant to Rule 485(a)(1)
[        ]        On _______________ pursuant to Rule 485(a)(1)

[        ]        75  days after filing pursuant to Rule 485(a)(2)
[        ]        On _______________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B, C and Y Shares of Common Stock of UBS Financial Services Fund Inc.

[UBS Logo]


     UBS FINANCIAL SERVICES FUND

     PROSPECTUS

     JULY 29, 2002



      This prospectus offers Class A, Class B, Class C and Class Y shares of UBS Financial Services Fund. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.


      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


CONTENTS


THE FUND

What every investor should know about the fund
    Investment Objective, Strategies and Risks..............  Page 2
    Performance.............................................  Page 4
    Expenses and Fee Tables.................................  Page 6
    More About Risks and Investment Strategies..............  Page 7

YOUR INVESTMENT

Information for managing your fund account
    Managing Your Fund Account..............................  Page 9
     -- Flexible Pricing
     -- Buying Shares
     -- Selling Shares
     -- Exchanging Shares
     -- Transfer Agent
     -- Pricing and Valuation

ADDITIONAL INFORMATION

Additional important information about the fund

    Management..............................................  Page 18
    Dividends and Taxes.....................................  Page 19
    Financial Highlights....................................  Page 20
    Where to learn more about UBS mutual funds..............  Back Cover


           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM

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UBS Global Asset Management                                                    1










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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of financial services companies, such as banks, thrifts, insurance companies, finance companies, securities firms and companies that provide specialized services to them.

The fund also invests, to a lesser extent, in stocks of other types of companies and in bonds. Some of the fund's stocks and bonds may be of foreign issuers and may be denominated in foreign currencies. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.


The fund's investment advisor, UBS Global Asset Management (US) Inc. ('UBS Global AM'), has selected DSI International Management, Inc. ('DSI'), its affiliate, to serve as the fund's sub-advisor. DSI seeks to invest in stocks of companies with better-than-average earnings growth that also represent strong, fundamental investment values. These include companies that may benefit from changes in the financial services industry, such as deregulation, consolidation and the growth of financial services other than banking. DSI especially looks for companies whose growth characteristics and value are not yet recognized by the market.


DSI decides which securities to buy and sell by assessing a company's current and anticipated revenues, earnings, cash flow, asset composition and dividend yield. DSI uses a multi-factor model, applied in a systematic, disciplined manner, to make these assessments.


Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by financial services companies. The fund may invest up to 20% of its net assets in equity securities issued by companies outside the financial services industries and in investment grade bonds of all issuers.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

 Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 Financial Services Industry Concentration Risk -- Since the fund's stocks are concentrated in financial services companies, it will be more severely affected by unfavorable developments in that industry than if it invested in a broad range of businesses.

 Single Issuer Concentration Risk -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. A change in the market value of a

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UBS FINANCIAL SERVICES FUND
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 single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

 Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.


 Derivatives Risk -- The fund's investments in derivatives may rise or fall in value more rapidly than the fund's other investments.


More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

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UBS Global Asset Management                                                    3










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PERFORMANCE

RISK/RETURN BAR CHART AND TABLE




The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.



The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.



The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.



The table shows returns on a before-tax and after-tax basis for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class A shares only, and after-tax returns for the other classes will vary.



The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.


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4                                                    UBS Global Asset Management





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TOTAL RETURN ON CLASS A SHARES

 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
38.68%  10.32%  -0.75%  47.46%  28.96%  45.20%  2.31%   -9.42%  23.28%  -9.08%


                            Calendar Year


Total return January 1 to June 30, 2002 -- (2.60)%

Best quarter during years shown: 3rd quarter 2000 -- 23.82%
Worst quarter during years shown: 3rd quarter 1999 -- (16.39)%


AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2001)



                                                                                             LIFE OF
CLASS (INCEPTION DATE)                            1 YEAR        5 YEARS       10 YEARS        CLASS
----------------------                            ------        -------       --------        -----
Class A (5/22/86)
    Return Before Taxes........................  (14.10)%        7.34%         15.20%        12.94%
    Return After Taxes on Distributions........  (14.97)%        5.85%         12.86%        11.08%
    Return After Taxes on Distributions and
      Sale of Fund Shares......................   (8.60)%        5.71%         12.12%        10.49%
Class B (7/1/91)
    Return Before Taxes*.......................  (14.23)%        7.43%         14.99%        16.89%
Class C (7/2/92)
    Return Before Taxes........................  (11.61)%        7.51%            N/A        13.91%
Class Y (3/30/98)
    Return Before Taxes........................   (8.92)%          N/A            N/A        (0.40)%
S&P 500 Index (reflects no deduction for fees,
  expenses, or taxes)..........................  (11.89)%       10.70%         12.94%          **



 * Assumes conversion of Class B shares to Class A shares after six years.


** Average annual total returns for the S&P 500 Index for the life of each class were as follows: Class A, 13.11%; Class B, 13.15%; Class C, 13.76%; and
   Class Y, 2.35%.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5





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EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments when you buy or sell fund shares)

                                                          CLASS A   CLASS B   CLASS C   CLASS Y
                                                          -------   -------   -------   -------
Maximum Sales Charge (Load) as a % of offering price....   5.50%       5%        2%      None
  Maximum Front-End Sales Charge (Load) Imposed on
    Purchases (as a % of offering price)................   5.50%     None        1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price)..........................  None         5%        1%      None
Exchange Fee............................................  None       None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                           CLASS A   CLASS B   CLASS C   CLASS Y
                                                           -------   -------   -------   -------
Management Fees..........................................   0.70%     0.70%     0.70%     0.70%
Distribution and/or Service (12b-1) Fees.................   0.25      1.00      1.00      0.00
Other Expenses...........................................   0.26      0.32      0.30      0.39
                                                            ----      ----      ----      ----
Total Annual Fund Operating Expenses.....................   1.21%     2.02%     2.00%     1.09%
                                                            ----      ----      ----      ----
                                                            ----      ----      ----      ----


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                         ------   -------   -------   --------
Class A...............................................    $667     $913     $1,178     $1,935
Class B (assuming sale of all shares at end of
  period).............................................     705      934      1,288      1,948
Class B (assuming no sale of shares)..................     205      634      1,088      1,948
Class C (assuming sale of all shares at end of
  period).............................................     401      721      1,167      2,404
Class C (assuming no sale of shares)..................     301      721      1,167      2,404
Class Y...............................................     111      347        601      1,329


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6                                                    UBS Global Asset Management










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MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The fund may lose a substantial part, or even all, of its investment in a company's stock.

Financial Services Industry Concentration Risk. The fund concentrates its investments in financial services companies. Therefore, it will be more affected by economic, competitive and regulatory developments in the financial services industry than it would be if it invested in a broad range of businesses.


Financial services companies may be subject to severe price competition, and they also are subject to extensive governmental regulation. Regulation limits their business activities and also may limit the interest rates and fees they can charge. Federal legislation adopted within the past few years has substantially reduced the separation between the commercial banking and the insurance and investment banking businesses. Both the industry and the fund may be significantly affected by developments in the financial services industry resulting from this legislation.


The profitability of financial services companies is largely dependent on the availability and cost of capital funds. It can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of customers also can negatively affect the industry.

Single Issuer Concentration Risk. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When the fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than they would for a more diversified fund.


Foreign Investing Risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation.


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UBS Global Asset Management                                                    7





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Derivatives Risk. The value of 'derivatives' -- so-called because their value
'derives' from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than the value of other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or 'hedge' the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.


ADDITIONAL RISKS

Credit and Interest Rate Risks. The fund is authorized to invest in bonds and other income-producing securities. These securities are subject to credit risk and interest rate risk. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investment in bonds will fall. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES


Defensive Positions; Cash Reserves. To protect itself from adverse market conditions, the fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. The fund also may increase its cash reserves to facilitate the transition to the investment style and strategies of a new sub-adviser. Since these investments provide relatively low income, a defensive position or an increase in cash to facilitate the transition to a new sub-advisor may not be consistent with achieving the fund's investment objective. Under normal circumstances, the fund may invest up to 20% of its net assets in cash or money market instruments as a cash reserve for liquidity.


Portfolio Turnover. The fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).


Frequent trading may increase the portion of the fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of the fund's realized capital gains that are considered 'short-term' for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs and may negatively affect fund performance.


The fund does not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's distributions may have on shareholders.

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MANAGING YOUR FUND ACCOUNT

FLEXIBLE PRICING

The fund offers four classes of shares -- Class A, Class B, Class C and
Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

The fund has adopted a rule 12b-1 plan for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See 'Sales Charge Waivers for Class A, Class B and Class C shares' below. You may also qualify for a reduced sales charge on Class A shares. See 'Sales Charge Reductions for Class A shares' below.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of the purchase and is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for the fund are described in the following table.

CLASS A SALES CHARGES

                                                                                       REALLOWANCE TO SELECTED
                                                SALES CHARGE AS A PERCENTAGE OF:              DEALERS AS
            AMOUNT OF INVESTMENT              OFFERING PRICE   NET AMOUNT INVESTED   PERCENTAGE OF OFFERING PRICE
            --------------------              --------------   -------------------   ----------------------------
Less than $50,000...........................       5.50%              5.82%                      5.00%
$50,000 to $99,999..........................       4.50               4.71                       4.00
$100,000 to $249,999........................       3.50               3.63                       3.00
$250,000 to $499,999........................       2.50               2.56                       2.00
$500,000 to $999,999........................       2.00               2.04                       1.75
$1,000,000 and over(1)......................       None               None                   Up to 1.00(2)


(1) A deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals under the fund's Automatic Cash Withdrawal Plan in the first year after purchase of up to 12% of the value of the fund account are not subject to this charge.



(2) UBS Global AM pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million and 0.25% for sales of $50 million or more.


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UBS Global Asset Management                                                    9





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CLASS B SHARES

Class B shares have a deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                    PERCENTAGE (BASED ON AMOUNT OF
                                   INVESTMENT) BY WHICH THE SHARES'
                                    NET ASSET VALUE IS MULTIPLIED:
                                    ------------------------------
                                 LESS         $100,000   $250,000   $500,000
       IF YOU SELL               THAN            TO         TO         TO
     SHARES WITHIN:          $100,000'D'      $249,999   $499,999   $999,999
     --------------          -----------      --------   --------   --------
1st year since
 purchase................      5%               3%         3%         2%
2nd year since
 purchase................      4%               2%         2%         1%
3rd year since
 purchase................      3%               2%         1%        None
4th year since
 purchase................      2%               1%        None       None
5th year since
 purchase................      2%              None       None       None
6th year since
 purchase................      1%              None       None       None
7th year since
 purchase................     None             None       None       None

'D' These percentages also apply to purchases made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.


Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $249,999, after the end of the third year if you purchase at least $250,000 but less than $500,000. If you purchase $500,000 or more but less than $1 million, after the end of the second year. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.


We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

First, Class B shares representing reinvested dividends, and

Second, Class B shares that you have owned the longest.

CLASS C SHARES

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is paid at the time of the purchase and is not invested in the fund.

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
     SALES CHARGE AS A
       PERCENTAGE OF           REALLOWANCE TO
---------------------------   SELECTED DEALERS
                 NET AMOUNT   AS PERCENTAGE OF
OFFERING PRICE    INVESTED     OFFERING PRICE
--------------    --------     --------------
    1.00%          1.01%           1.00%

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

Class A Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:


 1. Redemptions from any registered mutual fund for which UBS Global AM or any of its affiliates serve as principal underwriter if you:


      Originally paid a front-end sales charge on the shares; and

      Reinvest the money within 60 days of the redemption date.

The fund's front-end sales charges will also not apply to Class A purchases by or through:


 2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which UBS Global AM or any of its affiliates serve as principal underwriter.


 3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

 4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.


 5. Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in fund shares, or for otherwise participating in the program.



 6. Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise having


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UBS Global Asset Management                                                   11





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--------------------------------------------------------------------------------



   an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.


 7. Insurance company separate accounts.


 8. Shareholders of the Class N shares of any UBS fund who held such shares at the time they were redesignated as Class A shares.


 9. Reinvestment of capital gains distributions and dividends.


10. College savings plans organized under Section 529 of the Internal Revenue Code.


11. A UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and you were the Financial Advisor's client at the competing brokerage firm;

    within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

    you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Class C Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class C shares through a UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and you were the Financial Advisor's client at the competing brokerage firm;

  within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

  you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Class A, Class B and Class C Shares Deferred Sales Charge Waivers. The deferred sales charge will be waived for:

  Redemptions of Class A shares by former holders of Class N shares;


  Exchanges between Family Funds ('Family Funds' include other UBS funds, UBS PACESM Select funds and other funds for which UBS Global AM or any of its affiliates serve as principal underwriter), if purchasing the same class of shares;


  Redemptions following the death or disability of the shareholder or beneficial owner;

  Tax-free returns of excess contributions from employee benefit plans;

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


  Distributions from employee benefit plans, including those due to plan termination or plan transfer;

  Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

   are limited annually to no more than 12% of the original account value;

   are made in equal monthly amounts, not to exceed 1% per month;

   the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

  Redemptions of shares purchased through retirement plans.

SALES CHARGE REDUCTIONS FOR CLASS A SHARES
(RIGHT OF ACCUMULATION/CUMULATIVE QUANTITY DISCOUNT)


A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares of Family Funds already owned. To determine if you qualify for a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares as well as those Class A shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the Family Funds to determine the front-end sales charge that applies.



To qualify for the cumulative quantity discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide UBS Global AM with sufficient information to verify that the purchase qualifies for the privilege or discount.


NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES


If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to UBS Global AM or the fund. For more information, you should contact your investment professional or call 1-800-647-1568. If you want information on the fund's Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.


CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares.

The following investors are eligible to purchase Class Y shares:


  Shareholders of the Class I shares of any UBS fund who held such shares as of the date the shares were redesignated Class Y shares;


  Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


  Retirement plan platforms/programs that include fund shares if the platform/program covers plan assets of at least $100 million;

  Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;


  Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;



  Shareholders who owned Class Y shares of a fund through the UBS PACESM Multi Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that fund through the program;



  College savings plans organized under Section 529 of the Internal Revenue Code if shareholder servicing fees are paid exclusively outside of the participating funds; and



  Other investors as approved by the fund's Board.


Class Y shares do not pay ongoing distribution or service fees. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES


You can buy fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement or through the fund's transfer agent as described below.


If you wish to invest in other Family Funds, you can do so by:


  Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM);


  Buying shares through the transfer agent as described below; or


  Opening an account by exchanging shares from another UBS or UBS PACE mutual fund.



The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of shares.


MINIMUM INVESTMENTS:

To open an account.................  $1,000
To add to an account...............  $  100

  The fund may waive or reduce these amounts for:


  Employees of UBS Global AM or its affiliates; or


  Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the fund's automatic investment plan.


Market Timers. The interests of the fund's long-term shareholders and the fund's ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as 'market timing.' When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------



predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When UBS Global AM believes frequent trading would have a disruptive effect on the fund's ability to manage its investments, UBS Global AM and the fund may reject purchase orders and exchanges into the fund by any person, group or account that UBS Global AM believes to be a market timer.


SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment.

If you hold your shares through a financial institution, you can sell shares by contacting your investment professional. If you purchased shares through the fund's transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES


You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other Family Funds (except that you may not exchange shares into the GAM Money Market Account, and Class B shares of the fund are not exchangeable with Class B shares of any of the GAM funds). You may not exchange Class Y shares.


You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold fund shares through the fund's transfer agent, you may exchange your shares as explained below.

A fund may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in any of the Family Funds through the fund's transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

  Your name and address;

  Your account number;

  The name of the fund whose shares you are selling, and if exchanging shares, the name of the fund whose shares you want to buy;

  The dollar amount or number of shares you want to sell and/or exchange; and

  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent, should be mailed to:


  PFPC Inc.
  Attn.: UBS Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899


You do not have to complete an application when you make additional investments in the same fund.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. The fund calculates net asset value on days that the New York Stock Exchange is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order. If you place your order through a

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


financial institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.

The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized 'matrix' systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. The fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which the fund does not calculate net asset value. As a result, the fund's net asset value may change on days when you will not be able to buy and sell your fund shares. If the fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


MANAGEMENT

INVESTMENT ADVISOR AND SUB-ADVISOR


UBS Global AM is the fund's investment advisor and administrator. UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On June 30, 2002, UBS Global AM was investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $66.3 billion.



DSI International Management, Inc., a wholly owned asset management subsidiary of UBS Global AM, is the fund's sub-advisor. DSI is located at 301 Merritt 7, Norwalk, Connecticut 06851. As of June 30, 2002, DSI had over $4.8 billion in assets under management.


PORTFOLIO MANAGER

DSI uses a team approach in its quantitative management of the fund's portfolio.

ADVISORY FEES


The fund paid fees to UBS Global AM for advisory and administration services during the most recent fiscal year at the annual rate of 0.70% of its average daily net assets.


OTHER INFORMATION

The fund has received an exemptive order from the SEC that permits its board to replace a sub-advisor by appointing an unaffiliated sub-advisor and to amend sub-advisory contracts with unaffiliated sub-advisors without obtaining shareholder approval.

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


DIVIDENDS AND TAXES

DIVIDENDS

The fund normally declares and pays dividends annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of the fund's shares, while Class Y shares are expected to have the highest.


You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your investment professional (or the fund's transfer agent if you invested in the fund through its transfer agent).


TAXES


The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax before you receive distributions from the account or plan.


When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange the fund's shares for shares of another Family Fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.


The fund expects that its dividends will consist primarily of capital gain distributions. Distributions of short-term capital gains will be taxed as ordinary income. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than one year. The fund will tell you annually how you should treat its dividends for tax purposes.





--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the fund's financial performance for the past 5 years. A shorter period is shown for a class of fund shares that has existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends).


The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

                                                                CLASS A
                                          ----------------------------------------------------
                                                     FOR THE YEARS ENDED MARCH 31,
                                          ----------------------------------------------------
                                            2002      2001#       2000       1999       1998
                                            ----      -----       ----       ----       ----
Net asset value, beginning of period....  $  26.42   $  26.68   $  30.24   $  33.56   $  23.41
                                          --------   --------   --------   --------   --------
Net investment income (loss)............      0.17 @     0.11 @     0.10 @     0.33 @     0.20
Net realized and unrealized gains
 (losses) from investments..............      0.98 @     4.11 @    (2.79)@    (2.96)@    11.75
                                          --------   --------   --------   --------   --------
Net increase (decrease) from investment
 operations.............................      1.15       4.22      (2.69)     (2.63)     11.95
                                          --------   --------   --------   --------   --------
Dividends from net investment income....     (0.06)     --         (0.08)     (0.28)     (0.21)
Distributions from net realized gains
 from investment transactions...........     (0.61)     (4.48)     (0.79)     (0.41)     (1.59)
                                          --------   --------   --------   --------   --------
Total dividends and distributions.......     (0.67)     (4.48)     (0.87)     (0.69)     (1.80)
                                          --------   --------   --------   --------   --------
Net asset value, end of period..........  $  26.90   $  26.42   $  26.68   $  30.24   $  33.56
                                          --------   --------   --------   --------   --------
                                          --------   --------   --------   --------   --------
Total investment return(1)..............      4.55 %    14.79 %    (8.88)%    (7.81)%    51.92%
                                          --------   --------   --------   --------   --------
                                          --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $109,600   $121,562   $126,334   $204,433   $209,818
Expenses to average net assets, net of
 waivers from advisor(2)................      1.21 %     1.23 %     1.23 %     1.17 %     1.17%
Net investment income (loss) to average
 net assets, net of waivers from
 advisor(2).............................      0.65 %     0.40 %     0.35 %     1.07 %     1.12%
Portfolio turnover......................        26 %      107 %      122 %       59 %       23%

                                                               CLASS B
                                          -------------------------------------------------
                                                    FOR THE YEARS ENDED MARCH 31,
                                          -------------------------------------------------
                                           2002      2001#     2000       1999       1998
                                           ----      -----     ----       ----       ----
Net asset value, beginning of period....  $ 25.12   $ 25.73   $ 29.35   $  32.62   $  22.87
                                          -------   -------   -------   --------   --------
Net investment income (loss)............    (0.04)@   (0.12)@   (0.12)@     0.09 @     0.09
Net realized and unrealized gains
 (losses) from investments..............     0.93 @    3.99 @   (2.71)@    (2.87)@    11.34
                                          -------   -------   -------   --------   --------
Net increase (decrease) from investment
 operations.............................     0.89      3.87     (2.83)     (2.78)     11.43
                                          -------   -------   -------   --------   --------
Dividends from net investment income....    --        --        --         (0.08)     (0.09)
Distributions from net realized gains
 from investment transactions...........    (0.61)    (4.48)    (0.79)     (0.41)     (1.59)
                                          -------   -------   -------   --------   --------
Total dividends and distributions.......    (0.61)    (4.48)    (0.79)     (0.49)     (1.68)
                                          -------   -------   -------   --------   --------
Net asset value, end of period..........  $ 25.40   $ 25.12   $ 25.73   $  29.35   $  32.62
                                          -------   -------   -------   --------   --------
                                          -------   -------   -------   --------   --------
Total investment return(1)..............     3.72 %   13.95 %   (9.63)%    (8.51)%    50.80%
                                          -------   -------   -------   --------   --------
                                          -------   -------   -------   --------   --------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $63,237   $79,557   $91,643   $195,392   $198,473
Expenses to average net assets, net of
 waivers from advisor(2)................     2.02 %    2.04 %    2.02%      1.94 %     1.92%
Net investment income (loss) to average
 net assets, net of waivers from
 advisor(2).............................    (0.15)%   (0.42)%   (0.44)%     0.29 %     0.37%
Portfolio turnover......................       26 %     107 %     122%        59 %       23%





(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.


(2) During the years ended March 31, 2002 and March 31, 2001, UBS Global AM waived a portion of its advisory and administrative fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.


 @  Calculated using the average shares outstanding for the period.


 # Effective February 8, 2001, DSI International Management, Inc. assumed day-to-day portfolio management responsibilities.


 *  Annualized.


'D' Commencement of issuance of shares.


--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)


                    CLASS C                                                CLASS Y
-----------------------------------------------   ----------------------------------------------------------
                                                                                          FOR THE PERIOD
         FOR THE YEARS ENDED MARCH 31,              FOR THE YEARS ENDED MARCH 31,       MARCH 30, 1998'D'
-----------------------------------------------   ---------------------------------        TO MARCH 31,
 2002      2001#     2000      1999      1998      2002    2001#     2000     1999             1998
 ----      -----     ----      ----      ----      ----    -----     ----     ----    ----------------------
$ 25.06   $ 25.68   $ 29.28   $ 32.56   $ 22.84   $26.50   $26.67   $30.23   $33.56           $33.22
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------
  (0.03)@   (0.11)@   (0.12)@    0.08 @    0.12     0.21 @   0.18 @   0.17 @   0.34 @       --

   0.93 @    3.97 @   (2.69)@   (2.86)@   11.28     0.99 @   4.13 @  (2.82)@  (2.89)@           0.34
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------

   0.90      3.86     (2.81)    (2.78)    11.40     1.20     4.31    (2.65)   (2.55)            0.34
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------
   --       --        --        (0.09)    (0.09)   (0.08)    --      (0.12)   (0.37)        --

  (0.61)    (4.48)    (0.79)    (0.41)    (1.59)   (0.61)   (4.48)   (0.79)   (0.41)        --
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------
  (0.61)    (4.48)    (0.79)    (0.50)    (1.68)   (0.69)   (4.48)   (0.91)   (0.78)        --
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------
$ 25.35   $ 25.06   $ 25.68   $ 29.28   $ 32.56   $27.01   $26.50   $26.67   $30.23           $33.56
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------
   3.77 %   13.94 %   (9.59)%   (8.50)%   50.76%    4.73 %  15.15 %  (8.76)%  (7.57)%           1.02%
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------
-------   -------   -------   -------   -------   ------   ------   ------   ------           ------

$29,053   $33,710   $38,282   $78,670   $63,809   $1,799   $2,387   $2,502   $5,292           $    2

   2.00 %    2.03 %    2.01 %    1.94 %    1.92%    1.09 %   1.00 %   1.00 %   0.90 %           0.80%*

  (0.14)%   (0.41)%   (0.43)%    0.27 %    0.36%    0.78 %   0.63 %   0.58 %   1.22 %           0.00%*
     26 %     107 %     122 %      59 %      23%      26 %    107 %    122 %     59 %             23%







--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

TICKER SYMBOL:       Class:        A:  PREAX.Q
                                   B:  PREBX.Q
                                   C:  PFICX.Q
                                   Y:  PREYX.Q

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

 For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 Free from the EDGAR Database on the SEC's Internet website at:
 http://www.sec.gov


UBS Financial Services Fund Inc.
Investment Company Act File No. 811-4587

*2002 UBS Global Asset Management (US) Inc.
All rights reserved.

[UBS Logo]


UBS FINANCIAL SERVICES FUND


PROSPECTUS

July 29, 2002

                        UBS FINANCIAL SERVICES FUND INC.
                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION


    UBS Financial Services Fund Inc. is a non-diversified, professionally managed, open-end management investment company organized as a Maryland corporation.



    UBS Global Asset Management (US) Inc. ('UBS Global AM'), serves as the investment advisor and administrator for the fund. UBS Global AM has appointed DSI International Management, Inc. ('DSI' or 'sub-advisor'), to serve as sub-advisor for the fund's investments. UBS Global AM and DSI are both indirect wholly owned asset management subsidiaries of UBS AG. UBS Global AM also serves as the fund's principal underwriter and selects dealers for the sale of shares.


    Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ('SAI'). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-800-647-1568.


    This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated July 29, 2002. A copy of the Prospectus may be obtained by calling your investment professional or by calling the fund toll-free at 1-800-647-1568. This SAI is dated July 29, 2002.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
The Fund and Its Investment Policies........................    2
The Fund's Investments, Related Risks and Limitations.......    2
Strategies Using Derivative Instruments.....................   12
Organization of the Fund; Directors and Officers; Principal
  Holders and Management Ownership of Securities............   21
Investment Advisory, Administration and Principal
  Underwriting Arrangements.................................   34
Portfolio Transactions......................................   38
Reduced Sales Charges, Additional Exchange and Redemption
  Information and Other Services............................   40
Conversion of Class B Shares................................   43
Valuation of Shares.........................................   43
Performance Information.....................................   43
Taxes.......................................................   46
Other Information...........................................   49
Financial Statements........................................   50















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                      THE FUND AND ITS INVESTMENT POLICIES


    The fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.



    The fund's investment objective is long-term capital appreciation. The fund seeks to achieve this objective by investing primarily in equity securities of companies in the financial services industry. These companies include banks, savings and loan institutions ('thrifts'), insurance companies, commercial finance companies, consumer finance companies, brokerage companies, investment management companies, companies that provide specialized services closely allied to financial services (such as transaction processing and financial printing) and their holding companies.



    Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by financial services companies. The fund may invest up to 20% of its net assets in equity securities issued by companies outside the financial services industries and in investment grade bonds of all issuers. The fund will interpret these policies as if the following phrase appeared immediately after the words 'net assets' in both sentences above: '(plus the amount of any borrowing for investment purposes).' The fund has adopted these policies as 'non-fundamental' policies. This means that these investment policies may be changed by the fund's board without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy. To be considered a financial services company, the company must: (1) derive at least 50% of either its revenues or earnings from financial services activities or devote at least 50% of its assets to these activities; or (2) be engaged in 'securities-related businesses,' meaning it derives more than 15% of its gross revenues from securities brokerage or investment management activities. Subject to the foregoing, the fund may also invest up to 20% of its total assets in equity securities and investment grade bonds of foreign issuers. The fund may invest in securities other than equity securities when, in the sub-advisor's opinion, their potential for capital appreciation is equal to or greater than that of equity securities or when such holdings might reduce volatility in the fund. The fund may not invest more than 5% of its total assets in the equity securities of any one company engaged in securities-related businesses. The fund may invest in banks and thrifts (and their holding companies) only if their deposits are insured by the Federal Deposit Insurance Corporation ('FDIC'). However, neither the securities of these companies nor the fund's shares are insured by the FDIC or any other federal or governmental agency.


    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may also borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. See 'Investment Limitations of the Fund' for more information regarding borrowings. The fund also may invest in securities of other investment companies and may sell securities short 'against the box.'

             THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

    The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

    EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

    Preferred stock has certain fixed income features, like a bond, but actually it is equity that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

    While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

    BONDS. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are 'perpetual' in that they have no maturity date.

    Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

    CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

    A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

    WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

    CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ('S&P'), and other nationally recognized statistical rating agencies ('rating agencies') are private services that provide ratings of the credit quality of bonds and certain other securities. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by the fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

    In addition to ratings assigned to individual bond issues, the sub-advisor will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

    Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by the sub-advisor to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that the sub-advisor determines to be of comparable quality.

    Non-investment grade bonds (commonly known as 'junk bonds' and sometimes referred to as 'high yield' bonds) are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or determined by the sub-advisor to be of comparable quality. Investments in non-investment grade bonds entail greater risk than do higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.


    The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, during which there have been times of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent years by volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather they reflected the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that such declines will not recur.


    The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit the fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade securities, especially in a thinly traded market.

    U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

    U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ('STRIPS') program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

    Treasury inflation-indexed securities ('TIIS') are Treasury bonds on which the principal value is adjusted periodically in accordance with changes in the Consumer Price Index. Interest on TIIS is payable semi-annually on the adjusted principal value. The principal value of TIIS will decline during periods of deflation, but the principal amount payable at maturity will not be less than the original par amount. If inflation is lower than expected while the fund holds TIIS, it may earn less on the TIIS than it would on conventional Treasury bonds. Any increase in the principal value of TIIS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See 'Taxes -- Other Information,' below.


    INVESTING IN FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in U.S. securities. The value of foreign securities is subject to economic and political developments in the countries where the issuers operate and to changes in foreign currency values. Investments in foreign securities may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that are using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.


    Securities of foreign issuers may not be registered with the Securities and Exchange Commission ('SEC'), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

    Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. From time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when some of the fund's assets are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in the value of such portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts.


    The costs of investing outside the United States frequently are higher than those attributable to investing in the United States. This is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also makes foreign investing more expensive than domestic investing.


    The fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs') and Global Depositary Receipts ('GDRs'), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of the fund's investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership of common stock will be treated as common stock.

    ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through 'sponsored' or 'unsponsored' arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

    The fund anticipates that its brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. However, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Although the fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

    Investments in foreign sovereign debt involves special risks. Foreign sovereign debt includes bonds issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the fund may have limited legal recourse in the event of a default. Foreign sovereign debt differs from bonds issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of foreign government bonds in the event of default under commercial bank loan agreements.

    Investment income and gains on certain foreign securities in which the fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax conventions between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject. In addition, substantial limitations may exist in certain countries with respect to the fund's ability to repatriate investment capital or the proceeds of sales of securities.

    FOREIGN CURRENCY RISKS. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of the fund's foreign investments. The fund's share value may change significantly when its investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. In the case of those European countries that use the Euro as a common currency unit, the relative merits of investments in the common market in which they participate, rather than the merits of investments in the individual country, will be a determinant of currency exchange rates. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

    The fund values its assets daily in U.S. dollars and does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time the fund's foreign currencies may be held as 'foreign currency call accounts' at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the fund could suffer a loss of some or all of the amounts deposited. The fund may convert foreign currency to U.S. dollars from time to time.

    The value of the fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire immediately to resell that currency to the dealer. The fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

    ZERO COUPON AND OTHER OID SECURITIES. Zero coupon securities are securities on which no periodic interest payments are made and are issued at a deep discount from their maturity value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of (separated from) their unmatured interest coupons (unmatured interest payments) and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip the coupons from interest-paying bonds and sell the principal and the coupons separately.

    The fund may invest in other securities with original issue discount ('OID'), a term that means the securities are issued at a price that is lower than their value at maturity, even though the securities also may make cash payments of interest prior to maturity. These OID securities usually trade at a discount from their face value.

    Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities also are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash.

    ILLIQUID SECURITIES. The term 'illiquid securities' means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those which the sub-advisor has determined are liquid pursuant to guidelines established by the fund's board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the options are sold to qualified dealers who agree that the fund may repurchase them at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

    Restricted securities are not registered under the Securities Act of 1933, as amended ('Securities Act'), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

    Not all restricted securities are illiquid. If the fund holds foreign securities that are freely tradable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

    Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a 'safe harbor' from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.


    The board has delegated the function of making day-to-day determinations of liquidity to the sub-advisor pursuant to guidelines approved by the board. The sub-advisor takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). UBS Global AM and the sub-advisor monitor the liquidity of restricted securities in the fund's portfolio and report periodically on such decisions to the board.



    UBS Global AM and the sub-advisor also monitor the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM and the sub-advisor will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.



    TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. The fund may invest in money market investments for temporary or defensive purposes, to reinvest cash collateral from its securities lending activities or as part of its normal investment program. In addition, if UBS Global AM selects a new sub-advisor to manage all or a part of the fund's investments, the fund may increase its money market investments to facilitate the transition to the investment style and strategies of the new sub-advisor. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers,
(3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) bonds issued by foreign issuers, (7) repurchase agreements and (8) securities of other investment companies that invest exclusively in money market instruments and similar private investment vehicles.


    REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special 'tri-party' custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

    Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by the sub-advisor to present minimum credit risks.


    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to the fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks and securities dealers or their affiliates.



    Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See 'The Fund's Investments, Related Risks and Limitations -- Segregated Accounts.'


    COUNTERPARTIES. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, the sub-advisor, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.


    LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.



    Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS PaineWebber Inc. ('UBS PaineWebberSM'), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber and other affiliated broker-dealers have also been approved as borrowers under the fund's securities lending program. (UBS PaineWebber is a service mark of UBS AG.)


    SHORT SALES 'AGAINST THE BOX.' The fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales 'against the box'). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales 'against the box.'

    The fund might make a short sale 'against the box' to hedge against market risks when the sub-advisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities the fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment value or conversion premiums of such securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a 'when-issued' basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than a normal settlement date for such securities at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment. The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.


    A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. The fund may sell the right to acquire the security prior to delivery if the sub-advisor deems it advantageous to do so, which may result in a gain or loss to the fund. See 'The Fund's Investments, Related Risks and Limitations -- Segregated Accounts.'



    INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other investment companies, subject to limitations imposed by the Investment Company Act of 1940, as amended ('Investment Company Act'). Among other things, these limitations generally restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investment in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other investment companies. The fund may invest in the shares of other investment companies when, in the judgment of its sub-advisor, the potential benefits of the investment outweigh the payment of any management fees and expenses and, where applicable, premium or sales load.



    SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.


INVESTMENT LIMITATIONS OF THE FUND

    FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of its outstanding shares or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of its outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation
(2), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

    The fund will not:

        (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that the fund, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the financial services industries.

        (2) issue senior securities or borrow money, except as permitted under the Investment Company Act, and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

        (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

        (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

        (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

        (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

    The fund will not:

        (1) invest more than 10% of its net assets in illiquid securities.

        (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

        (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                    STRATEGIES USING DERIVATIVE INSTRUMENTS

    GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. The fund may use a variety of financial instruments ('Derivative Instruments'), including certain options, futures contracts (sometimes referred to as 'futures'), options on futures contracts, forward currency contracts and swap transactions. The fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the fund are described below.

    The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the sub-advisor is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

    Options on Securities and Foreign Currencies -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

    Options on Securities Indices -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

    Securities Index Futures Contracts -- A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    Interest Rate and Foreign Currency Futures Contracts -- Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    Options on Futures Contracts -- Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

    Forward Currency Contracts -- A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

    GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. The fund may use Derivative Instruments to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses), or to facilitate trading, reduce transaction costs or adjust its exposure to different asset classes. The fund may use Derivative Instruments on currencies, including forward currency contracts, to hedge against price changes of securities that the fund owns or intends to acquire that are attributable to changes in the value of the currencies in which the securities are denominated. In addition, the fund may use Derivative Instruments on currencies to shift exposure from one currency to another or to attempt to realize gains from favorable changes in exchange rates.

    Hedging strategies can be broadly categorized as 'short hedges' and 'long hedges.' A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

    Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

    The fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when the sub-advisor believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when the sub-advisor believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

    Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which the fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors. Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums.

    The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ('CFTC'). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See 'Taxes.'

    In addition to the products, strategies and risks described below and in the Prospectus, the sub-advisor may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. The sub-advisor may utilize these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

    SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow:

        (1) Successful use of most Derivative Instruments depends upon the ability of the sub-advisor to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While the sub-advisor is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because the sub-advisor projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

        (4) As described below, the fund might be required to maintain assets as 'cover,' maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

    COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ('covered') position in securities, currencies or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

    Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

    OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which it invests and related indices and on foreign currencies. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the fund would be considered illiquid to the extent described under 'The Fund's Investments, Related Risks and
Limitations -- Illiquid Securities.'

    The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

    The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

    The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

    The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with it, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

    If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

    The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

    LIMITATIONS ON THE USE OF OPTIONS. The fund's use of options is governed by the following guidelines, which can be changed by its board without shareholder vote:

        (1) The fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

        (2) The aggregate value of securities underlying put options written by the fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

        (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.

    FUTURES. The fund may purchase and sell securities index futures contracts, interest rate futures contracts and foreign currency futures contracts. The fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

    Futures strategies also can be used to manage the average duration of the fund's bond portfolio. If the sub-advisor wishes to shorten the average duration of the fund's bond portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the sub-advisor wishes to lengthen the average duration of the fund's bond portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

    The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

    No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, 'initial margin' consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

    Subsequent 'variation margin' payments are made to and from the futures broker daily as the value of the futures position varies, a process known as 'marking to market.' Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

    Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

    Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of futures or related options can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

    If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

    Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, 'program trading' and other investment strategies might result in temporary price distortions.

    LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The fund's use of futures and related options is governed by the following guidelines, which can be changed by its board without shareholder vote:

        (1) To the extent the fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are 'in-the-money') may not exceed 5% of its net assets.

        (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.

        (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the fund will not exceed 5% of its total assets.

    FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS. The fund may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated. In addition, the fund may use these strategies to adjust exposure to different currencies or to maintain an exposure to foreign currencies while maintaining a cash balance for fund management purposes or in anticipation of future investments. Such currency hedges can protect against price movements in a security the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

    The fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which the sub-advisor believes will have a positive correlation to the value of the currency being hedged. In addition, the fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the sub-advisor believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as 'cross hedging.' Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

    The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, the fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

    Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

    FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges -- for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges -- for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

    The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

    As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the instrument purchased or sold, but in the opposite direction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

    The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

    LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

    SWAP TRANSACTIONS. The fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, currencies, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the 'notional principal amount') for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars, but they are based on currency exchange rates rather than interest rates. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.

    The fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.


    The fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Since segregated accounts will be established with respect to such transactions, the sub-advisor believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account. The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.


    The fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed by the sub-advisor to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

               ORGANIZATION OF THE FUND; DIRECTORS AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


    The fund was organized on February 13, 1986 as a Maryland corporation and has one operating series. The fund has authority to issue 300 million shares of common stock of separate series, par value $0.001 per share.



    The fund is governed by a board of directors, each of whom serves an indefinite term of office, which oversees the fund's operations and which is authorized to establish additional series. The tables below show, for each director (sometimes referred to as 'board member') and executive officer, his or her name, address and age, the position held with the fund, the length of time served as a director or officer of the fund, the director's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by such director.


INTERESTED DIRECTORS


                                                                   TERM OF
                                                                OFFICE'D' AND                             NUMBER OF PORTFOLIOS
                                              POSITION(S) HELD    LENGTH OF     PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX
           NAME, ADDRESS, AND AGE                WITH FUND       TIME SERVED      DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR
           ----------------------                ---------       -----------      -------------------     --------------------
Margo N. Alexander*'D'D'; 55                      Director      Since 1996      Mrs. Alexander is an     Mrs. Alexander is a
                                                                                executive vice           director or trustee of
                                                                                president of UBS         22 investment
                                                                                PaineWebber (since       companies
                                                                                March 1984). She         (consisting of 43
                                                                                was chief executive      portfolios) for which
                                                                                officer of UBS           UBS Global AM,
                                                                                Global AM from           UBS PaineWebber
                                                                                January 1995 to          or one of their
                                                                                October 2000, a          affiliates serves as
                                                                                director (from           investment advisor,
                                                                                January 1995 to          sub-advisor or
                                                                                September 2001) and      manager.
                                                                                chairman (from
                                                                                March 1999 to
                                                                                September 2001).

E. Garrett Bewkes, Jr.**'D'D'; 75               Director and    Since 1986      Mr. Bewkes serves        Mr. Bewkes is a
                                                Chairman of                     as a consultant to       director or trustee of
                                                the Board of                    UBS PaineWebber          34 investment
                                                 Directors                      (since May 1999).        companies
                                                                                Prior to November        (consisting of 55
                                                                                2000, he was a           portfolios) for which
                                                                                director of Paine        UBS Global AM,
                                                                                Webber Group Inc.        UBS PaineWebber
                                                                                ('PW Group,'             or one of their
                                                                                formerly the holding     affiliates serves as
                                                                                company of UBS           investment advisor,
                                                                                PaineWebber and          sub-advisor or
                                                                                UBS Global AM)           manager.
                                                                                and prior to 1996,
                                                                                he was a consultant
                                                                                to PW Group. Prior
                                                                                to 1988, he was
                                                                                chairman of the
                                                                                board, president and
                                                                                chief executive
                                                                                officer of American
                                                                                Bakeries Company.
                                              OTHER DIRECTORSHIPS
           NAME, ADDRESS, AND AGE              HELD BY DIRECTOR
           ----------------------              ----------------
Margo N. Alexander*'D'D'; 55                  None

E. Garrett Bewkes, Jr.**'D'D'; 75             Mr. Bewkes is
                                              also a director of
                                              Interstate
                                              Bakeries
                                              Corporation.


INDEPENDENT DIRECTORS

                                                                   TERM OF
                                                                OFFICE'D' AND                             NUMBER OF PORTFOLIOS
                                              POSITION(S) HELD    LENGTH OF     PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX
           NAME, ADDRESS, AND AGE                WITH FUND       TIME SERVED      DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR
           ----------------------                ---------       -----------      -------------------     --------------------
Richard Q. Armstrong; 67                          Director       Since 1996     Mr. Armstrong is         Mr. Armstrong is a
R.Q.A. Enterprises                                                              chairman and principal   director or trustee of
One Old Church Road --                                                          of R.Q.A. Enterprises    22 investment
Unit #6                                                                         (management consulting   companies (consisting
Greenwich, CT 06830                                                             firm) (since April 1991  of 43 portfolios) for
                                                                                and principal            which UBS Global AM,
                                                                                occupation since March   UBS PaineWebber or
                                                                                1995). Mr. Armstrong     one of their
                                                                                was chairman of the      affiliates serves as
                                                                                board, chief executive   investment advisor,
                                                                                officer and co-owner of  sub-advisor or
                                                                                Adirondack Beverages     manager.
                                                                                (producer and
                                                                                distributor of soft
                                                                                drinks and
                                                                                sparkling/still waters)
                                                                                (October 1993-March
                                                                                1995). He was a partner
                                                                                of The New England
                                                                                Consulting Group
                                                                                (management consulting
                                                                                firm) (December 1992-
                                                                                September 1993). He was
                                                                                managing director of
                                                                                LVMH U.S. Corporation
                                                                                (U.S. subsidiary of the
                                                                                French luxury goods
                                                                                conglomerate, Louis
                                                                                Vuitton Moet Hennessey
                                                                                Corporation) (1987-
                                                                                1991) and chairman of
                                                                                its wine and spirits
                                                                                subsidiary, Schieffelin
                                                                                & Somerset Company
                                                                                (1987-1991).

David J. Beaubien; 67                             Director       Since 2001     Mr. Beaubien is          Mr. Beaubien is a
101 Industrial Road                                                             chairman of Yankee       director or trustee of
Turners Falls, MA 01376                                                         Environmental Systems,   22 investment
                                                                                Inc., a manufacturer of  companies (consisting
                                                                                meteorological           of 43 portfolios) for
                                                                                measuring systems.       which UBS Global AM,
                                                                                Prior to January 1991,   UBS PaineWebber or
                                                                                he was senior vice       one of their
                                                                                president of EG&G,       affiliates serves as
                                                                                Inc., a company which    investment advisor,
                                                                                makes and provides a     sub-advisor or
                                                                                variety of scientific    manager.
                                                                                and technically
                                                                                oriented products and
                                                                                services. From 1985 to
                                                                                January 1995, Mr.
                                                                                Beaubien served as a
                                                                                director or trustee on
                                                                                the boards of the
                                                                                Kidder, Peabody & Co.
                                                                                Incorporated mutual
                                                                                funds.
                                              OTHER DIRECTORSHIPS
           NAME, ADDRESS, AND AGE              HELD BY DIRECTOR
           ----------------------              ----------------
Richard Q. Armstrong; 67                      Mr. Armstrong is
R.Q.A. Enterprises                            also a director of
One Old Church Road --                        AlFresh Beverages
Unit #6                                       Canada, Inc. (a
Greenwich, CT 06830                           Canadian Beverage
                                              subsidiary of
                                              AlFresh Foods Inc.)
                                              (since October
                                              2000).

David J. Beaubien; 67                         Mr. Beaubien is
101 Industrial Road                           also a director of
Turners Falls, MA 01376                       IEC Electronics,
                                              Inc., a
                                              manufacturer of
                                              electronic
                                              assemblies.

                                                                   TERM OF
                                                                OFFICE'D' AND                            NUMBER OF PORTFOLIOS
                                              POSITION(S) HELD    LENGTH OF     PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX
           NAME, ADDRESS, AND AGE                WITH FUND       TIME SERVED      DURING PAST 5 YEARS    OVERSEEN BY DIRECTOR
           ----------------------                ---------       -----------      -------------------    --------------------
Richard R. Burt; 55                               Director       Since 1996     Mr. Burt is chairman of  Mr. Burt is a
1275 Pennsylvania Ave., N.W.                                                    Diligence LLC            director or trustee
Washington, D.C. 20004                                                          (international           of 22 investment
                                                                                information and          companies
                                                                                security firm) and IEP   (consisting of 43
                                                                                Advisors (international  portfolios) for
                                                                                investments and          which UBS Global AM,
                                                                                consulting firm). He     UBS PaineWebber or
                                                                                was the chief            one of their
                                                                                negotiator in the        affiliates serves as
                                                                                Strategic Arms           investment advisor,
                                                                                Reduction Talks with     sub-advisor or
                                                                                the former Soviet Union  manager.
                                                                                (1989-1991) and the
                                                                                U.S. Ambassador to the
                                                                                Federal Republic of
                                                                                Germany (1985-1989).
                                                                                From 1991-1994, he
                                                                                served as a partner of
                                                                                McKinsey & Company
                                                                                (management consulting
                                                                                firm).

Meyer Feldberg; 60                                Director       Since 1990     Mr. Feldberg is Dean     Dean Feldberg is a
Columbia University                                                             and Professor of         director or trustee
101 Uris Hall                                                                   Management of the        of 34 investment
New York, New York 10027                                                        Graduate School of       companies
                                                                                Business, Columbia       (consisting of 55
                                                                                University. Prior to     portfolios) for
                                                                                1989, he was president   which UBS Global AM,
                                                                                of the Illinois          UBS PaineWebber or
                                                                                Institute of             one of their
                                                                                Technology.              affiliates serves as
                                                                                                         investment advisor,
                                                                                                         sub-advisor or
                                                                                                         manager.

George W. Gowen; 72                               Director       Since 1986     Mr. Gowen is a partner   Mr. Gowen is a
666 Third Avenue                                                                in the law firm of       director or trustee
New York, New York 10017                                                        Dunnington, Bartholow &  of 34 investment
                                                                                Miller. Prior to May     companies
                                                                                1994, he was a partner   (consisting of 55
                                                                                in the law firm of       portfolios) for
                                                                                Fryer, Ross & Gowen.     which UBS Global AM,
                                                                                                         UBS PaineWebber or
                                                                                                         one of their
                                                                                                         affiliates serves as
                                                                                                         investment advisor,
                                                                                                         sub-advisor or
                                                                                                         manager.

                                              OTHER DIRECTORSHIPS
           NAME, ADDRESS, AND AGE              HELD BY DIRECTOR
           ----------------------              ----------------
Richard R. Burt; 55                           Mr. Burt is also a
1275 Pennsylvania Ave., N.W.                  director of
Washington, D.C. 20004                        Archer-Daniels-
                                              Midland Company
                                              (agricultural
                                              commodities),
                                              Hollinger
                                              International
                                              Company
                                              (publishing), six
                                              investment
                                              companies in the
                                              Deutsche Bank
                                              family of funds,
                                              nine investment
                                              companies in the
                                              Flag Investors
                                              family of funds,
                                              The Central
                                              European Fund, Inc.
                                              and The Germany
                                              Fund, Inc., a
                                              director of IGT,
                                              Inc. (provides
                                              technology to
                                              gaming and wagering
                                              industry) (since
                                              July 1999) and
                                              chairman of Weirton
                                              Steel Corp. (makes
                                              and finishes steel
                                              products) (since
                                              April 1996).

Meyer Feldberg; 60                            Dean Feldberg is
Columbia University                           also a director of
101 Uris Hall                                 Primedia Inc.
New York, New York 10027                      (publishing),
                                              Federated
                                              Department Stores,
                                              Inc. (operator of
                                              department stores),
                                              Revlon, Inc.
                                              (cosmetics), Select
                                              Medical Inc.
                                              (healthcare
                                              services) and
                                              SAPPI, Ltd.
                                              (producer of
                                              paper).

George W. Gowen; 72                           None
666 Third Avenue
New York, New York 10017

                                                                   TERM OF
                                                                OFFICE'D' AND                            NUMBER OF PORTFOLIOS
                                              POSITION(S) HELD    LENGTH OF     PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX
           NAME, ADDRESS, AND AGE                WITH FUND       TIME SERVED      DURING PAST 5 YEARS    OVERSEEN BY DIRECTOR
           ----------------------                ---------       -----------      -------------------    --------------------
William W. Hewitt, Jr.***; 74                     Director       Since 2001     Mr. Hewitt is retired.   Mr. Hewitt is a
c/o UBS Global Asset                                                            From 1990 to January     director or trustee
Management (US) Inc.                                                            1995, Mr. Hewitt served  of 22 investment
51 West 52nd Street                                                             as a director or         companies
New York, New York                                                              trustee on the boards    (consisting of 43
10019-6114                                                                      of the Kidder, Peabody   portfolios) for
                                                                                & Co. Incorporated       which UBS Global AM,
                                                                                mutual funds. From       UBS PaineWebber or
                                                                                1986-1988, he was an     one of their
                                                                                executive vice           affiliates serves as
                                                                                president and director   investment advisor,
                                                                                of mutual funds,         sub-advisor or
                                                                                insurance and trust      manager.
                                                                                services of Shearson
                                                                                Lehman Brothers Inc.
                                                                                From 1976-1986, he was
                                                                                president of Merrill
                                                                                Lynch Funds
                                                                                Distributor, Inc.

Morton L. Janklow; 72                             Director       Since 2001     Mr. Janklow is senior    Mr. Janklow is a
445 Park Avenue                                                                 partner of Janklow &     director or trustee
New York, New York 10022                                                        Nesbit Associates, an    of 22 investment
                                                                                international literary   companies
                                                                                agency representing      (consisting of 43
                                                                                leading authors in       portfolios) for
                                                                                their relationships      which UBS Global AM,
                                                                                with publishers and      UBS PaineWebber or
                                                                                motion picture,          one of their
                                                                                television and multi-    affiliates serves as
                                                                                media companies, and of  investment advisor,
                                                                                counsel to the law firm  sub-advisor or
                                                                                of Janklow & Ashley.     manager.

                                              OTHER DIRECTORSHIPS
           NAME, ADDRESS, AND AGE              HELD BY DIRECTOR
           ----------------------              ----------------
William W. Hewitt, Jr.***; 74                 Mr. Hewitt is also
c/o UBS Global Asset                          a director or
Management (US) Inc.                          trustee of the
51 West 52nd Street                           Guardian Life
New York, New York                            Insurance Company
10019-6114                                    mutual funds.
Morton L. Janklow; 72                         None
445 Park Avenue
New York, New York 10022

                                                                   TERM OF
                                                                OFFICE'D' AND                            NUMBER OF PORTFOLIOS
                                              POSITION(S) HELD    LENGTH OF     PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX
           NAME, ADDRESS, AND AGE                WITH FUND       TIME SERVED      DURING PAST 5 YEARS    OVERSEEN BY DIRECTOR
           ----------------------                ---------       -----------      -------------------    --------------------
Frederic V. Malek; 65                             Director       Since 1987     Mr. Malek is chairman    Mr. Malek is a
1455 Pennsylvania Avenue, N.W.                                                  of Thayer Capital        director or trustee
Suite 350                                                                       Partners (merchant       of 22 investment
Washington, D.C. 20004                                                          bank) and chairman of    companies
                                                                                Thayer Hotel Investors   (consisting of 43
                                                                                III, Thayer Hotel        portfolios) for
                                                                                Investors II and         which UBS Global AM,
                                                                                Lodging Opportunities    UBS PaineWebber or
                                                                                Fund (hotel investment   one of their
                                                                                partnerships). From      affiliates serves as
                                                                                January 1992 to          investment advisor,
                                                                                November 1992, he was    sub-advisor or
                                                                                campaign manager of      manager.
                                                                                Bush-Quayle '92. From
                                                                                1990 to 1992, he was
                                                                                vice chairman and, from
                                                                                1989 to 1990, he was
                                                                                president of Northwest
                                                                                Airlines Inc. and NWA
                                                                                Inc. (holding company
                                                                                of Northwest Airlines
                                                                                Inc.). Prior to 1989,
                                                                                he was employed by the
                                                                                Marriott Corporation
                                                                                (hotels, restaurants,
                                                                                airline catering and
                                                                                contract feeding),
                                                                                where he most recently
                                                                                was an executive vice
                                                                                president and president
                                                                                of Marriott Hotels and
                                                                                Resorts.

Carl W. Schafer; 66                               Director       Since 1996     Mr. Schafer is           Mr. Schafer is a
66 Witherspoon Street                                                           president of the         director or trustee
#1100                                                                           Atlantic Foundation      of 22 investment
Princeton, NJ 08542                                                             (charitable              companies
                                                                                foundation). Prior to    (consisting of 43
                                                                                January 1993, he was     portfolios) for
                                                                                chairman of the          which UBS Global AM,
                                                                                Investment Advisory      UBS PaineWebber or
                                                                                Committee of the Howard  one of their
                                                                                Hughes Medical           affiliates serves as
                                                                                Institute.               investment advisor,
                                                                                                         sub-advisor or
                                                                                                         manager.

                                              OTHER DIRECTORSHIPS
           NAME, ADDRESS, AND AGE              HELD BY DIRECTOR
           ----------------------              ----------------
Frederic V. Malek; 65                         Mr. Malek is also a
1455 Pennsylvania Avenue, N.W.                director of Aegis
Suite 350                                     Communications,
Washington, D.C. 20004                        Inc. (tele-
                                              services), American
                                              Management Systems,
                                              Inc. (management
                                              consulting and
                                              computer related
                                              services),
                                              Automatic Data
                                              Processing, Inc.
                                              (computing
                                              services), CB
                                              Richard Ellis, Inc.
                                              (real estate
                                              services), FPL
                                              Group, Inc.
                                              (electric
                                              services), Manor
                                              Care, Inc. (health
                                              care), and
                                              Northwest Airlines
                                              Inc.


Carl W. Schafer; 66                           Mr. Schafer is also
66 Witherspoon Street                         a director of Labor
#1100                                         Ready, Inc.
Princeton, NJ 08542                           (temporary
                                              employment),
                                              Roadway Corp.
                                              (trucking),
                                              Guardian Life
                                              Insurance Company
                                              mutual funds, the
                                              Harding, Loevner
                                              Funds, E.I.I.
                                              Realty Securities
                                              Trust (investment
                                              company) and
                                              Frontier Oil
                                              Corporation.

                                                                   TERM OF
                                                                OFFICE'D' AND                            NUMBER OF PORTFOLIOS
                                              POSITION(S) HELD    LENGTH OF     PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX
           NAME, ADDRESS, AND AGE                WITH FUND       TIME SERVED      DURING PAST 5 YEARS    OVERSEEN BY DIRECTOR
           ----------------------                ---------       -----------      -------------------    --------------------
William D. White; 68                              Director       Since 2001     Mr. White is retired.    Mr. White is a
P.O. Box 199                                                                    From February 1989       director or trustee
Upper Black Eddy, PA 18972                                                      through March 1994, he   of 22 investment
                                                                                was president of the     companies
                                                                                National League of       (consisting of 43
                                                                                Professional Baseball    portfolios) for
                                                                                Clubs. Prior to 1989,    which UBS Global AM,
                                                                                he was a television      UBS PaineWebber or
                                                                                sportscaster for         one of their
                                                                                WPIX-TV, New York. Mr.   affiliates serves as
                                                                                White served on the      investment advisor,
                                                                                Board of Directors of    sub-advisor or
                                                                                Centel from 1989 to      manager.
                                                                                1993 and until recently
                                                                                on the board of
                                                                                directors of Jefferson
                                                                                Banks Incorporated,
                                                                                Philadelphia, PA.


                                              OTHER DIRECTORSHIPS
           NAME, ADDRESS, AND AGE              HELD BY DIRECTOR
           ----------------------              ----------------
William D. White; 68                          None
P.O. Box 199
Upper Black Eddy, PA 18972



----------------



  * This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, New York 10019-6114.



 ** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.



***   Address for mailing purposes only.



'D'   Each director serves an indefinite term of office.



'D'D' Mrs. Alexander and Mr. Bewkes are 'interested persons' of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

OFFICERS


                                                    TERM OF OFFICE
                                  POSITION(S) HELD   AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS, AND AGE        WITH THE FUND    TIME SERVED'D'                   DURING PAST 5 YEARS
     ----------------------        -------------    --------------                   -------------------
T. Kirkham Barneby*; 56           Vice President     Since 2000                  Mr. Barneby is a managing director
                                                                                 and chief investment officer --
                                                                                 quantitative investments of
                                                                                 UBS Global AM. Mr. Barneby is a
                                                                                 vice president of nine investment
                                                                                 companies (consisting of 10
                                                                                 portfolios) for which UBS Global
                                                                                 AM, UBS PaineWebber or one of
                                                                                 their affiliates serves as
                                                                                 investment advisor, sub-advisor or
                                                                                 manager.

Thomas Disbrow**; 36                           Vice President    Since 2000      Mr. Disbrow is a director and a
                                               and Assistant                     senior manager of the mutual fund
                                                 Treasurer                       finance department of
                                                                                 UBS Global AM. Prior to November
                                                                                 1999, he was a vice president of
                                                                                 Zweig/Glaser Advisers. Mr. Disbrow
                                                                                 is a vice president and assistant
                                                                                 treasurer of 22 investment
                                                                                 companies (consisting of 43
                                                                                 portfolios) for which
                                                                                 UBS Global AM, UBS PaineWebber or
                                                                                 one of their affiliates serves as
                                                                                 investment advisor, sub-advisor or
                                                                                 manager.

Amy R. Doberman*; 40                           Vice President    Since 2000      Ms. Doberman is a managing
                                               and Secretary                     director and general counsel of
                                                                                 UBS Global AM. From December 1997
                                                                                 through July 2000, she was general
                                                                                 counsel of Aeltus Investment
                                                                                 Management, Inc. Prior to working
                                                                                 at Aeltus, Ms. Doberman was
                                                                                 assistant chief counsel of the
                                                                                 SEC's Division of Investment
                                                                                 Management. Ms. Doberman is vice
                                                                                 president and secretary of UBS
                                                                                 Supplementary Trust and a vice
                                                                                 president and secretary of 24
                                                                                 investment companies (consisting
                                                                                 of 82 portfolios) for which UBS
                                                                                 Global AM, UBS Global Asset
                                                                                 Management (Americas) Inc.
                                                                                 ('UBS Global AM (Americas)'), UBS
                                                                                 PaineWebber or one of their
                                                                                 affiliates serves as investment
                                                                                 advisor, sub-advisor or manager.


                                                    TERM OF OFFICE
                                  POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS, AND AGE        WITH THE FUND    TIME SERVED'D'          DURING PAST 5 YEARS
     ----------------------        -------------    --------------          -------------------
Stephen P. Fisher*; 43            Vice President      Since 2002     Mr. Fisher is a managing director
                                                                     of UBS Global AM. From October
                                                                     2000 to February 2001, he was
                                                                     president of Morningstar
                                                                     Investment Services. From May
                                                                     1999 to October 2000, Mr. Fisher
                                                                     was senior vice president of UBS
                                                                     Global AM. From January 1997 to
                                                                     May 1999, Mr. Fisher was a senior
                                                                     vice president of Prudential
                                                                     Investments. Mr. Fisher is a vice
                                                                     president of 22 investment
                                                                     companies (consisting of 43
                                                                     portfolios) for which
                                                                     UBS Global AM, UBS PaineWebber or
                                                                     one of their affiliates serves as
                                                                     investment advisor, sub-advisor
                                                                     or manager.

David M. Goldenberg*; 35          Vice President      Since 2002     Mr. Goldenberg is an executive
                                   and Assistant                     director and deputy general
                                     Secretary                       counsel of UBS Global AM. From
                                                                     2000-2002, he was director, legal
                                                                     affairs at Lazard Asset
                                                                     Management. Mr. Goldenberg was
                                                                     global director of compliance for
                                                                     SSB Citi Asset Management Group
                                                                     from 1998-2000. He was associate
                                                                     general counsel at Smith Barney
                                                                     Asset Management from 1996-1998.
                                                                     Prior to working at Smith Barney
                                                                     Asset Management, Mr. Goldenberg
                                                                     was branch chief and senior
                                                                     counsel in the SEC's Division of
                                                                     Investment Management. Mr.
                                                                     Goldenberg is vice president and
                                                                     assistant secretary of UBS
                                                                     Supplementary Trust and a vice
                                                                     president and assistant secretary
                                                                     of 24 investment companies
                                                                     (consisting of 82 portfolios) for
                                                                     which UBS Global AM,
                                                                     UBS Global AM (Americas), UBS
                                                                     PaineWebber or one of their
                                                                     affiliates serves as investment
                                                                     advisor, sub-advisor or manager.

                                                    TERM OF OFFICE
                                  POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS, AND AGE        WITH THE FUND    TIME SERVED'D'          DURING PAST 5 YEARS
     ----------------------        -------------    --------------          -------------------
John J. Holmgren***; 63           Vice President      Since 2000     Mr. Holmgren is a managing
                                                                     director of UBS Global AM (since
                                                                     August 2000). Mr. Holmgren is
                                                                     also president, chief executive
                                                                     officer and a director of DSI. He
                                                                     is a vice president of two
                                                                     investment companies (consisting
                                                                     of 3 portfolios) for which
                                                                     UBS Global AM, UBS PaineWebber
                                                                     or one of their affiliates serves
                                                                     as investment advisor,
                                                                     sub-advisor or manager.

John J. Holmgren, Jr. ***; 41     Vice President      Since 2000     Mr. Holmgren is a managing
                                                                     director of UBS Global AM (since
                                                                     August 2000). Mr. Holmgren is
                                                                     also executive vice president,
                                                                     chief operating officer, a
                                                                     portfolio manager and a director
                                                                     of DSI. Prior to January 1997, he
                                                                     was president of DSC Data
                                                                     Services, Inc., a consulting
                                                                     firm. Mr. Holmgren is a vice
                                                                     president of two investment
                                                                     companies (consisting of 3
                                                                     portfolios) for which UBS Global
                                                                     AM, UBS PaineWebber or one of
                                                                     their affiliates serves as
                                                                     investment advisor, sub-advisor
                                                                     or manager.

Kevin J. Mahoney**; 36            Vice President      Since 1999     Mr. Mahoney is a director and a
                                   and Assistant                     senior manager of the mutual fund
                                     Treasurer                       finance department of UBS Global
                                                                     AM. From August 1996 through
                                                                     March 1999, he was the manager of
                                                                     the mutual fund internal control
                                                                     group of Salomon Smith Barney.
                                                                     Mr. Mahoney is a vice president
                                                                     and assistant treasurer of 22
                                                                     investment companies (consisting
                                                                     of 43 portfolios) for which
                                                                     UBS Global AM, UBS PaineWebber
                                                                     or one of their affiliates serves
                                                                     as investment advisor,
                                                                     sub-advisor or manager.

                                                    TERM OF OFFICE
                                  POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS, AND AGE        WITH THE FUND    TIME SERVED'D'          DURING PAST 5 YEARS
     ----------------------        -------------    --------------          -------------------
Paul H. Schubert**; 39            Vice President      Since 1995     Mr. Schubert is an executive
                                   and Treasurer                     director and head of the mutual
                                                                     fund finance department of
                                                                     UBS Global AM. Mr. Schubert is
                                                                     treasurer and principal
                                                                     accounting officer of UBS
                                                                     Supplementary Trust and of two
                                                                     investment companies (consisting
                                                                     of 39 portfolios) and a vice
                                                                     president and treasurer of 22
                                                                     investment companies (consisting
                                                                     of 43 portfolios) for which
                                                                     UBS Global AM, UBS Global AM
                                                                     (Americas), UBS PaineWebber or
                                                                     one of their affiliates serves as
                                                                     investment advisor, sub-advisor
                                                                     or manager.

Brian M. Storms*; 47                 President        Since 2000     Mr. Storms is chief executive
                                                                     officer and director (since July
                                                                     2002) and president (since March
                                                                     1999) of UBS Global AM, and chief
                                                                     executive officer (since July
                                                                     2002), director and president of
                                                                     UBS Global AM (Americas) and
                                                                     UBS Global Asset Management (New
                                                                     York) Inc. (since October 2001).
                                                                     Mr. Storms was chief executive
                                                                     officer of UBS Global AM from
                                                                     October 2000 to September 2001
                                                                     and chief operating officer
                                                                     (2001-2002). He was chief
                                                                     operating officer of
                                                                     UBS Global AM (Americas) and
                                                                     UBS Global AM (New York) from
                                                                     September 2001 to July 2002. He
                                                                     was a director or trustee of
                                                                     several investment companies in
                                                                     the UBS Family of Funds
                                                                     (1999-2001). He was president of
                                                                     Prudential Investments
                                                                     (1996-1999). Prior to joining
                                                                     Prudential Investments he was a
                                                                     managing director at Fidelity
                                                                     Investments. Mr. Storms is
                                                                     president and trustee of UBS
                                                                     Supplementary Trust and of two
                                                                     investment companies (consisting
                                                                     of 39 portfolios) and president
                                                                     of 22 investment companies
                                                                     (consisting of 43 portfolios) for
                                                                     which UBS Global AM,
                                                                     UBS Global AM (Americas), UBS
                                                                     PaineWebber or one of their
                                                                     affiliates serves as investment
                                                                     advisor, sub-advisor or manager.

                                                    TERM OF OFFICE
                                  POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS, AND AGE        WITH THE FUND    TIME SERVED'D'          DURING PAST 5 YEARS
     ----------------------        -------------    --------------          -------------------
Keith A. Weller*; 40              Vice President      Since 1995     Mr. Weller is a director and
                                   and Assistant                     senior associate general counsel
                                     Secretary                       of UBS Global AM. Mr. Weller is a
                                                                     vice president and assistant
                                                                     secretary of 22 investment
                                                                     companies (consisting of 43
                                                                     portfolios) for which
                                                                     UBS Global AM, UBS PaineWebber
                                                                     or one of their affiliates serves
                                                                     as investment advisor,
                                                                     sub-advisor or manager.


----------------

  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.



 ** This person's business address is Newport Center III, 499 Washington Blvd.,
    14th Floor, Jersey City, New Jersey 07310-1998.



*** This person's business address is 301 Merritt 7, Norwalk, Connecticut 06851.





'D' Officers are appointed by the directors and serve at the pleasure of the board.



              INFORMATION ABOUT DIRECTOR OWNERSHIP OF FUND SHARES



                                                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                  ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                                                      BY DIRECTOR FOR WHICH UBS GLOBAL AM,
                                  DOLLAR RANGE OF EQUITY           UBS PAINEWEBBER OR AN AFFILIATE SERVES AS
           DIRECTOR               SECURITIES IN FUND'D'          INVESTMENT ADVISOR, SUB-ADVISOR OR MANAGER'D'
           --------               ---------------------          ---------------------------------------------
INTERESTED DIRECTORS
Margo N. Alexander                         None                                  Over $100,000
E. Garrett Bewkes, Jr.                     None                                  Over $100,000

INDEPENDENT DIRECTORS
Richard Q. Armstrong                       None                                  Over $100,000
David J. Beaubien                          None                                  Over $100,000
Richard R. Burt                            None                                $10,001 - $50,000
Meyer Feldberg                             None                                  Over $100,000
George W. Gowen                     $10,001 - $50,000                            Over $100,000
William W. Hewitt, Jr.                     None                                  Over $100,000
Morton L. Janklow                          None                                       None
Frederic V. Malek                          None                                $50,001 - $100,000
Carl W. Schafer                            None                                $50,001 - $100,000
William D. White                           None                                   $1 - $10,000



----------------
'D' Information regarding ownership is as of December 31, 2001.



                                   COMMITTEES



    The fund has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Directors. Meyer Feldberg is chairperson and William Hewitt, Jr. is vice chairperson of the Audit and Contract Review Committee. The following Independent Directors are members of the Nominating Committee: George W. Gowen (chairperson), Carl W. Schafer, William D. White, and Morton L. Janklow.



    The Audit and Contract Review Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence;

reporting to the full board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the fund's fiscal year ended March 31, 2002, the Audit and Contract Review Committee held one meeting.



    The Nominating Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Directors of the Board and reviewing the compensation arrangements for each of the Directors. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. George W. Gowen, care of the Secretary of the Fund at 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope 'Nominating Committee.' The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae. During the fund's fiscal year ended March 31, 2002, the Nominating Committee did not meet.



          INFORMATION ABOUT DIRECTOR OWNERSHIP OF SECURITIES ISSUED BY
            UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                   OR UNDER COMMON CONTROL WITH UBS GLOBAL AM



    As of December 31, 2001, the Independent Directors did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.



                                  COMPENSATION



    Each board member who is not an 'interested person' receives, in the aggregate from UBS and UBS PACE Select mutual funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receives annually $12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such mutual funds (or each relevant mutual fund in the case of a special meeting) pro rata based on the mutual funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the fund for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.



    The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all funds for which UBS Global AM or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.

                             COMPENSATION TABLE'D'


                                                            AGGREGATE           TOTAL COMPENSATION
                                                          COMPENSATION            FROM THE FUND
              NAME OF PERSON, POSITION                   FROM THE FUND*       AND THE FUND COMPLEX**
              ------------------------                   --------------       ----------------------
Richard Q. Armstrong, Director......................         $ 1,232                 $ 79,500
David J. Beaubien, Director***......................             182                   59,155
Richard R. Burt, Director...........................           1,082                   71,400
Meyer Feldberg, Director............................           1,878                  166,048
George W. Gowen, Director...........................           1,239                  163,529
William W. Hewitt, Director***......................             194                   71,033
Morton L. Janklow, Director***......................             182                   52,905
Frederic V. Malek, Director.........................           1,232                   79,500
Carl W. Schafer, Director...........................           1,232                   79,230
William D. White, Director***.......................             182                   59,155


----------------


  'D' Only independent board members are compensated by the funds for which UBS
      Global AM or UBS PaineWebber serve as investment advisor, sub-advisor or manager; board members who are 'interested persons,' as defined by the Investment Company Act of 1940, do not receive compensation from these funds.



  * Represents total fees paid by the fund to each board member indicated for the fiscal year ended March 31, 2002.



 ** Represents fees paid during the calendar year ended December 31, 2001 to each board member by: (a) 22 investment companies in the case of Messrs. Armstrong, Burt, Malek and Schafer; (b) 34 investment companies in the case of Messrs. Feldberg and Gowen; and (c) one investment company from
    January 1, 2001 through September 19, 2001, and 22 investment companies from September 20, 2001 through December 31, 2001 in the case of Messrs. Beaubien, Hewitt, Janklow and White for which UBS Global AM,
    UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.



*** This person did not commence serving on the fund's board until September
    2001.


            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


    As of June 30, 2002, directors and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.



    As of June 30, 2002, the following shareholder was shown in the fund's records as owning 5% or more of any class of the fund's shares:



                                                               PERCENTAGE OF
                                                            SHARES BENEFICIALLY
                                                                OWNED AS OF
                    NAME AND ADDRESS*                          JUNE 30, 2002
                    -----------------                       -------------------
UBS PaineWebber Inc. for the benefit of Joyce L. Young,
  Conservator, Estate of Gregory K. Jackson                   5.62% (Class Y)


---------


* The shareholder listed may be contacted c/o UBS Global Asset Management (US) Inc., Attn: Compliance Department, 51 West 52nd Street, New York, NY 10019-6114.

                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS


    INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as the investment advisor and administrator to the fund pursuant to a contract ('Advisory and Administration Contract') with the fund. Under the Advisory and Administration Contract, the fund pays UBS Global AM a fee, computed daily and paid monthly, at the annual rate of 0.70% of its average daily net assets.



    During the fiscal years ended March 31, 2002, March 31, 2001 and March 31, 2000, the fund paid (or accrued) investment advisory and administrative fees of $1,530,952, $1,802,842 and $2,541,366, respectively, under the Advisory and Administration Contract and a prior, substantially similar, contract. For the fiscal year ended March 31, 2002, UBS Global AM voluntarily waived $416 of its fee under the Advisory and Administration Contract in connection with the fund's investment of cash collateral from securities lending in a private investment vehicle managed by UBS Global AM.



    Under the terms of the Advisory and Administration Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members who are not interested persons of the fund or UBS Global AM; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; (18) costs of mailing, stationery and communications equipment;
(19) expenses incident to any dividend, withdrawal or redemption options;
(20) charges and expenses of any outside pricing service used to value portfolio securities; (21) interest on borrowings of the fund; and (22) fees or expenses related to license agreements with respect to securities indices.



    Under the Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the fund.



    The Advisory and Administration Contract authorizes UBS Global AM to retain one or more sub-advisors but does not require UBS Global AM to do so. Under a sub-advisory contract between UBS Global AM and DSI ('Sub-Advisory Contract'), DSI serves as sub-advisor for the fund. Under the Sub-Advisory Contract, UBS Global AM (not the fund) pays DSI a fee in the annual amount of 0.35% of the fund's average daily net assets. For the fiscal year ended March 31, 2002, and the period from February 8, 2001 to March 31, 2001, UBS Global AM paid DSI fees under the Sub-Advisory Contract of $765,476 and $123,036, respectively.

    Under the Sub-Advisory Contract, DSI will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund, its shareholders or UBS Global AM in connection with the Sub-Advisory Contract, except any liability to any of them to which DSI would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory and Administration Contract and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' notice to DSI, or by DSI on 120 days' notice to UBS Global AM. The Sub-Advisory Contract also may be terminated by UBS Global AM (1) upon material breach by DSI of its representations and warranties, which breach shall not have been cured within a 20-day period after the notice of such breach, (2) if DSI becomes unable to discharge its duties and obligations under the Sub-Advisory Contract; or
(3) upon 120 days' notice to DSI.



    At the fund's board meeting held on September 20, 2001, the board members considered and approved the continuance of the fund's Advisory and Administration Contract with UBS Global AM and Sub-Advisory Contract with DSI.



    Prior to that meeting, the board's Audit and Contract Review Committee (the 'Committee') (comprised of the board's Independent Directors) had met to review and discuss the investment advisory and administration services provided to the fund over the course of the year by UBS Global AM. In considering the continuance of the Advisory and Administration Contract, the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under the Advisory and Administration Contract, and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS Global AM's profitability in managing the fund; the current fees paid by the fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract.



    The Committee also evaluated the performance of the fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the fund's investment restrictions, tax and reporting requirements and procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract.



    The full board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the contract. In this regard, the board evaluated UBS Global AM's profitability with respect to the fund, including consideration of both the actual dollar amount of fees paid by the fund directly to UBS Global AM and so-called 'fallout benefits' to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to the fund, the research services available to UBS Global AM by reason of commissions from other funds, and transfer agency related services fees received by UBS PaineWebber for certain transfer agency related services it performs for the fund's shareholders. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the contract were fair and reasonable, and the scope and quality of UBS Global AM's services to the fund were consistent with the fund's operational requirements and sufficient to approve the continuance of the fund's Advisory and Administration Contract between the fund and UBS Global AM.



    The Committee also evaluated the Sub-Advisory Contract between UBS Global AM and DSI. In its consideration of the Sub-Advisory Contract, the Committee considered the management and advisory needs of the fund in light of the fund's investment objective and policies. The Committee also considered the quality of the investment management and advisory services being provided by DSI, which included a discussion regarding the skill, experience and talent needed to perform the investment advisory services for the fund; the research resources available to DSI and its organizational capabilities and financial resources in order to determine whether they are sufficient to provide the appropriate nature and quality of advisory services; and information regarding the advisory fees paid to advisors of comparable funds. As a result of its evaluation of those factors, the Committee recommended that the board approve the continuance of the current Sub-Advisory Contract. The full board, upon review of the factors considered by the Committee as well as other factors and considerations as it deemed relevant, approved the continuance of the Sub-Advisory Contract.



    SECURITIES LENDING. During the fiscal years ended March 31, 2002, March 31, 2001 and March 31, 2000, the fund paid (or accrued) $4,424, $11,664 and $13,851, respectively, to UBS PaineWebber for its services as securities lending agent.



    PERSONAL TRADING POLICIES. The fund, UBS Global AM and DSI have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.



    PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each class of shares of the fund pursuant to a principal underwriting contract with the fund ('Principal Underwriting Contract'). The Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. UBS Global AM has entered into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell fund shares.



    Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the fund adopted by the fund in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a 'Class A Plan,' 'Class B Plan' and 'Class C Plan,' and collectively, 'Plans'), the fund pays UBS Global AM a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of the class of shares. Under the Class B and the Class C Plan, the fund pays UBS Global AM a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the applicable class of shares. There is no distribution plan with respect to the fund's Class Y shares and the fund pays no service or distribution fees with respect to its Class Y shares.



    UBS Global AM uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.



    UBS Global AM uses the distribution fees under the Class B and Class C Plans to offset the commissions it pays to dealers for selling the fund's Class B and Class C shares, respectively, and to offset its marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. UBS Global AM also may use distribution fees to pay additional compensation to dealers and to offset other costs allocated to UBS Global AM's distribution activities.



    UBS Global AM compensates investment professionals when Class B and Class C shares are bought by investors, as well as on an ongoing basis.



    UBS Global AM receives the proceeds of the initial sales charge paid when Class A and Class C shares are bought and of the deferred sales charge paid upon sales of Classes A, B and C shares. These proceeds also may be used to cover distribution expenses.



    The Plans and the Principal Underwriting Contract specify that the fund must pay service and distribution fees to UBS Global AM for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if UBS Global AM's expenses for the fund exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if UBS Global AM's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be UBS Global AM's sole responsibility and not that of the fund.

Annually, the board reviews the Plans and UBS Global AM's corresponding expenses for each class of shares of the fund separately from the Plans and expenses of the other classes of shares.



    Among other things, each Plan provides that (1) UBS Global AM will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not 'interested persons' of the fund and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the fund and (4) while the Plan remains in effect, the selection and nomination of board members who are not 'interested persons' of the fund shall be committed to the discretion of the board members who are not 'interested persons' of the fund.



    In reporting amounts expended under the Plans to the board members, UBS Global AM allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.



    The fund paid (or accrued) the following service and/or distribution fees to UBS Global AM under the Class A Plan, Class B Plan and Class C Plan for the fiscal year ended March 31, 2002:



Class A...................................................  $283,657
Class B...................................................   716,061
Class C...................................................   311,994



    UBS Global AM estimates that it and its affiliates incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the fiscal year ended March 31, 2002:




CLASS A
Marketing and advertising..................................  $265,795
Amortization of commissions................................         0
Printing of prospectuses and SAIs..........................       192
Branch network costs allocated and interest expense........   347,830
Service fees paid to investment professionals..............   107,762




CLASS B
Marketing and advertising.................................  $167,223
Amortization of commissions...............................   382,448
Printing of prospectuses and SAIs.........................       111
Branch network costs allocated and interest expense.......   237,064
Service fees paid to investment professionals.............    68,008




CLASS C
Marketing and advertising.................................  $ 73,628
Amortization of commissions...............................    88,894
Printing of prospectuses and SAIs.........................        51
Branch network costs allocated and interest expense.......    96,732
Service fees paid to investment professionals.............    29,632



    'Marketing and advertising' includes various internal costs allocated by UBS Global AM to its efforts at distributing the fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of UBS Global AM. 'Branch network costs allocated and interest expense' consist of an allocated portion of the expenses of various departments involved in the distribution of the fund's shares, including the retail branch system of UBS PaineWebber, the primary dealer for the fund's shares during this period, and 'service fees paid to investment professionals' represents compensation paid by UBS PaineWebber to its financial advisers.

    In approving the fund's overall Flexible PricingSM system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.


    In approving the Class A Plan, the Class B Plan and the Class C Plan, the board considered all the features of the distribution system and the anticipated benefits to the fund and its shareholders. With regard to each Plan, the board considered, as relevant (1) the conditions under which different combinations of initial sales charges, deferred sales charges, service fees and distribution fees and/or deferred sales charges would be imposed and the amount of such charges, (2) UBS Global AM's belief that the different combinations of initial sales charges, deferred sales charges, service fees and distribution fees would be attractive to dealers and investment professionals, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by UBS Global AM, (5) the services provided by dealers pursuant to each dealer agreement with UBS Global AM and (6) UBS Global AM's shareholder service-related and, where applicable, distribution-related expenses and costs. With respect to the Class B Plan, the board members also recognized that UBS Global AM's willingness to compensate dealers without the concomitant receipt by UBS Global AM of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.



    With respect to each Plan, the board considered all compensation that UBS Global AM would receive under that Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and deferred sales charges. The board also considered the benefits that would accrue to UBS Global AM under each Plan in that UBS Global AM would receive service, distribution, advisory and administration fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if that Plan were successful and the fund attained and maintained significant asset levels.



    Under the Principal Underwriting Contract and prior similar principal underwriting contracts between the fund and UBS Global AM for the Class A shares for the fiscal years set forth below, UBS Global AM earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to dealers, primarily UBS PaineWebber:



                                                 FISCAL YEARS ENDED MARCH 31,
                                                 -----------------------------
                                                  2002       2001       2000
                                                  ----       ----       ----
Earned.........................................  $15,608   $ 94,749   $200,908
Retained.......................................    2,120      6,490     13,756



    UBS Global AM earned and retained the following deferred sales charges paid upon certain redemptions of shares for the fiscal year ended March 31, 2002:



Class A..................................             $      0
Class B..................................              189,301
Class C..................................                1,852


                             PORTFOLIO TRANSACTIONS


    Subject to policies established by the board, the sub-advisor is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the sub-advisor seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the sub-advisor generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a 'spread,' which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The fund may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years ended March 31, 2002, March 31, 2001 and March 31, 2000, the fund paid $85,753, $542,471 and $1,800,513, respectively, in brokerage commissions.



    The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through affiliates of the sub-advisor and UBS Global AM, including UBS PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to any affiliated broker are reasonable and fair. Specific provisions in the Advisory and Administration Contract authorize UBS Global AM, the sub-advisor and any of their affiliates that is a member of a national securities exchange to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



    No brokerage commissions were paid by the fund to UBS PaineWebber or any other affiliated brokers for the fiscal year ended March 31, 2002. For the fiscal years ended March 31, 2001 and March 31, 2000, the fund paid $36,378 and $66,672, respectively, in brokerage commissions to UBS PaineWebber or other affiliated brokers. All brokerage commissions paid to affiliated brokers prior to November 2000 were paid to UBS PaineWebber.



    Transactions in futures contracts are executed through futures commission merchants ('FCMs'), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of affiliates of UBS Global AM and the sub-advisor, are similar to those in effect with respect to brokerage transactions in securities.


    In selecting brokers, the sub-advisor will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of the board, the sub-advisor may cause the fund to purchase and sell portfolio securities through brokers who provide the sub-advisor with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that the sub-advisor determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of the sub-advisor to the fund and its other clients.

    Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.


    During the fiscal year ended March 31, 2002, the fund directed $218,141.64 in portfolio transactions to brokers chosen because they provide brokerage or research services, for which the fund paid $62 in brokerage commissions.



    For purchases or sales with broker-dealer firms that act as principal, the sub-advisor seeks best execution. Although the sub-advisor may receive certain research or execution services in connection with these transactions, the sub-advisor will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. The sub-advisor may consider the sale of shares of the fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the fund, subject to its duty to seek best execution. In addition to engaging in agency transactions in over-the-counter equity and debt securities in return for research and execution services, the sub-advisor may also receive research and execution services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions, markups or markdowns) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.



    Research services and information received from brokers or dealers are supplemental to the sub-advisor's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by the sub-advisor in advising other funds or accounts and, conversely, research services furnished to the sub-advisor by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.



    Investment decisions for the fund and for other investment accounts managed by the sub-advisor are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in many cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.



    The fund will not purchase securities that are offered in underwritings in which UBS PaineWebber or another affiliate of the sub-advisor or UBS Global AM is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that UBS PaineWebber or any other affiliate of the sub-advisor or UBS Global AM not participate in or benefit from the sale to the fund.



    As of March 31, 2002, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:





                     ISSUER                       TYPE OF SECURITY    VALUE
                     ------                       ----------------    -----
State Street Corp.                                 Common Stock     $1,805,388




    PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when the sub-advisor deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. During the fiscal years ended March 31, 2002 and March 31, 2001, the fund's portfolio turnover rates were 26% and 107%, respectively.


           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

    WAIVERS OF SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:


     Acquire shares in connection with shares purchased by UBS Global AM or any affiliate on behalf of a discretionary advisory client.


     Acquire shares in connection with a reorganization pursuant to which the fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

     Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

    REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares may reinstate their account without a sales charge by notifying the transfer agent, PFPC Inc. ('PFPC'), of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption will be taxable regardless of whether the reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in 'Taxes -- Special Rule for Class A Shareholders,' below.


    PAYMENTS BY UBS GLOBAL AM -- CLASS B SHARES. For purchases of Class B shares in amounts of less than $100,000, your broker is paid an up-front commission equal to 4% of the amount sold. For purchases of Class B shares in amounts of $100,000 up to $249,999, your broker is paid an up-front commission of 3.25%, and in amounts of $250,000 to $499,999, your broker is paid an up-front commission equal to 2.5% of the amount sold. For purchases of Class B shares in amounts of $500,000 to $999,999, your broker is paid an up-front commission equal to 1.75% of the amount sold.



    PAYMENTS BY UBS GLOBAL AM -- CLASS Y SHARES. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. As principal underwriter of the Class Y shares, UBS Global AM may, from time to time, make payments out of its own resources to dealers who sell Class Y shares of the Family Funds ('Family Funds' include the fund, other UBS Funds, UBS PACESM Select Funds and other funds for which UBS Global AM or any of its affiliates serve as principal underwriters) to shareholders who buy $10 million or more at any one time.


    ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the fund may be exchanged for shares of the corresponding class of other Family Funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

    If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

    The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ('NYSE') is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

    FINANCIAL INSTITUTIONS. The fund may authorize financial institutions or their agents to accept on its behalf purchase and redemption orders that are in 'good form' in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the financial institutions or their agents. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

    AUTOMATIC INVESTMENT PLAN -- CLASS A, CLASS B AND CLASS C SHARES. UBS PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which the fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund's Class A, Class B or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of 'dollar cost averaging.' When a shareholder invests the same dollar amount each month under the plan, the shareholder will purchase more shares when the fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels. An investor should also consider whether a large, single investment would qualify for sales load reductions.

    AUTOMATIC CASH WITHDRAWAL PLAN -- CLASS A, CLASS B AND CLASS C SHARES. The automatic cash withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

     Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

     Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

    Withdrawals under the automatic cash withdrawal plan will not be subject to a deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.


    An investor's participation in the automatic cash withdrawal plan will terminate automatically if the 'Initial Account Balance' (a term that means the value of the fund account at the time the investor elects to participate in the automatic cash withdrawal plan), less aggregate redemptions made other than pursuant to the automatic cash withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of the fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, your investment professional will arrange for redemption by the fund of sufficient fund shares to provide the withdrawal payments specified by participants in the fund's automatic cash withdrawal plan. The payments generally are mailed approximately five Business Days (defined below under 'Valuation of Shares') after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds with the tax consequences described under 'Dividends and Taxes' in the Prospectus. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the automatic cash withdrawal or terminate participation in the automatic cash withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional or PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish an automatic cash withdrawal plan from their investment professionals or PFPC at 1-800-647-1568.



    INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs may be available through your investment professional through which investments may be made in shares of the fund, as well as in other investments. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

    TRANSFER OF ACCOUNTS. If investors holding Class A, Class B, Class C or Class Y shares of the fund in a brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a dealer agreement with UBS Global AM relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.


                          CONVERSION OF CLASS B SHARES


    Class B shares of the fund will automatically convert to Class A shares of the fund, based on the relative net asset values per share of each class, as of the close of business on the first Business Day (as defined below under 'Valuation of Shares') of the month in which the sixth, fourth, third or second anniversary (depending on the amount of shares purchased) of the initial issuance of those Class B shares. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which the Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.


                              VALUATION OF SHARES


    The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



    Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by UBS Global AM as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ('Nasdaq') normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of UBS Global AM or the sub-advisor, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.


                            PERFORMANCE INFORMATION

    The fund's performance data quoted in advertising and other promotional materials ('Performance Advertisements') represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


    TOTAL RETURN (BEFORE TAXES) CALCULATIONS. Average annual total return quotes before taxes ('Standardized Return') used in the fund's Performance Advertisements are calculated according to the following formula:


        P(1 + T)n =  ERV
where:          P =  a hypothetical initial payment of $1,000 to purchase shares of a specified class
                T =  average annual total return of shares of that class
                n =  number of years
              ERV =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.


    TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) CALCULATIONS. Total return (after taxes on distributions) quotes used in the fund's Performance Advertisements are calculated according to the following formula:



         P(1 + T)n=  ATVD
where:           P=  a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T=  average annual total return (after taxes on distributions)
                     of shares of that class
                 n=  number of years
              ATVD=  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period, after taxes on fund
                     distributions but not after taxes on redemptions.



    TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS) CALCULATIONS. Total return (after taxes on distributions and redemptions) quotes used in the fund's Performance Advertisements are calculated according to the following formula:



            P(1+T)n  =ATVDR
where:           P=  a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T=  average annual total return (after taxes on distributions and redemptions) of shares of that class
                 n=  number of years
             ATVDR=  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period, after taxes on fund
                     distributions and redemptions.



    Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or 'T' in the formula above, is computed by finding the average annual change before or after taxes, as applicable, in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A and Class C shares, the maximum sales charge of 5.5% and 1%, respectively, is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.


    The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ('Non-Standardized Return'). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

    Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

    The following table shows performance information for each class of the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

    CLASS                                          CLASS A    CLASS B    CLASS C     CLASS Y
(INCEPTION DATE)                                  (5/22/86)   (7/1/91)   (7/2/92)   (3/30/98)
----------------                                  ---------   --------   --------   ---------
ONE YEAR ENDED MARCH 31, 2002:
    Standardized Return Before Taxes*...........   (1.21)%     (1.28)%     1.74%      4.73%
    Standardized Return After Taxes on
      Distributions*............................   (2.22)%     (2.30)%     0.74%      3.63%
    Standardized Return After Taxes on
      Distributions and Redemptions of Fund
      Shares*...................................   (0.80)%     (0.84)%     1.02%      2.84%
    Non-Standardized Return.....................    4.55%       3.72%      3.77%      4.73%
FIVE YEARS ENDED MARCH 31, 2002:
    Standardized Return Before Taxes*#..........    7.68%       7.77%      7.86%    N/A
    Standardized Return After Taxes on
      Distributions*#...........................    6.19%       6.33%      6.43%    N/A
    Standardized Return After Taxes on
      Distributions and Redemptions of Fund
      Shares*#..................................    5.95%       6.09%      6.17%    N/A
    Non-Standardized Return.....................    8.90%       8.06%      8.08%    N/A
TEN YEARS ENDED MARCH 31, 2002:
    Standardized Return Before Taxes*...........   14.96%      14.74%    N/A        N/A
    Standardized Return After Taxes on
      Distributions*............................   12.62%      12.84%    N/A        N/A
    Standardized Return After Taxes on
      Distributions and Redemptions of Fund
      Shares*...................................   11.86%      12.05%    N/A        N/A
    Non-Standardized Return.....................   15.61%      14.74%    N/A        N/A
INCEPTION TO MARCH 31, 2002:
    Standardized Return Before Taxes*...........   13.02%      16.93%     14.00%      0.68%
    Standardized Return After Taxes on
      Distributions*............................   11.19%      14.78%     11.73%     (0.76)%
    Standardized Return After Taxes on
      Distributions and Redemptions of Fund
      Shares*...................................   10.57%      13.87%     11.05%      0.21%
    Non-Standardized Return.....................   13.43%      16.93%     14.12%      0.68%


---------


* All Standardized Return figures for Class A and Class C shares reflect deduction of the current maximum sales charge of 5.5% and 1%, respectively. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable deferred sales charge imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.



#  Assumes Conversion of Class B to Class A shares after six years.


    OTHER INFORMATION. In Performance Advertisements, the fund may compare its Standardized Return and/or its Non-Standardized Return with data published by Lipper Inc. ('Lipper'), CDA Investment Technologies, Inc. ('CDA'), Wiesenberger Investment Companies Service ('Wiesenberger'), Investment Company Data, Inc. ('ICD') or Morningstar Mutual Funds ('Morningstar'), or with the performance of recognized stock, bond and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form.

    Ratings may include criteria relating to portfolio characteristics in addition to performance information. In connection with a ranking, a fund may also provide additional information with respect to the ranking, such as the particular category to which it relates, the number of funds in the category, the criteria on which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

    The fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets.

                                     TAXES


    BACKUP WITHHOLDING. The fund is required to withhold up to 30% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Global AM or the applicable dealer with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.


    SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis in the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of the fund's shares for shares of another Family Fund generally will have similar tax consequences. In addition, if the fund's shares are bought within 30 days before or after selling other fund shares (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

    SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares of the fund within 90 days of purchase and subsequently acquires Class A shares of the fund or another Family Fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis in the Family Fund shares subsequently acquired.

    CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

    QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The fund intends to continue to qualify for treatment as a regulated investment company ('RIC') under the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain and net gains from certain foreign currency transactions), determined without regard to any deduction for dividends paid ('Distribution Requirement') and must meet several additional requirements. These additional requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ('Income Requirement'); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to shareholders.

    If the fund failed to qualify for treatment as a RIC for any taxable year,
(1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

    OTHER INFORMATION. Dividends and other distributions the fund declares in October, November or December of any year that are payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays the distributions during the following January.

    A portion of the dividends from the fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the fund receives from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

    If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

    Dividends and interest received, and gains realized, by the fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively 'foreign taxes') that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

    The fund will be subject to a nondeductible 4% excise tax ('Excise Tax') to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

    The fund may invest in the stock of 'passive foreign investment companies' ('PFICs') if that stock is a permissible investment. A PFIC is a foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any 'excess distribution' it receives on the stock of a PFIC or of any gain from disposition of such stock (collectively 'PFIC income'), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the extent it distributes that income to its shareholders.

    If the fund invests in a PFIC and elects to treat the PFIC as a 'qualified electing fund' ('QEF'), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

    The fund may elect to 'mark to market' its stock in any PFIC. 'Marking-to-market,' in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

    Certain futures, and foreign currency contracts and listed non-equity options (such as those on a securities index in which the fund may invest may be subject to section 1256 of the Code ('section 1256 contracts'). Any section 1256 contracts the fund holds at the end of its taxable year generally must be 'marked-to-market' (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund. The fund may elect not to have the foregoing rules apply to any 'mixed straddle' (that is, a straddle, clearly identified by the fund in accordance with the applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

    Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time the fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains, referred to as 'section 988' gains or losses, will increase or decrease the amount of the fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her fund shares.

    Offsetting positions in any actively traded security, option, futures or forward currency contract entered into or held by the fund may constitute a 'straddle' for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain 'wash sale' rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and 'short sale' rules applicable to straddles. Different elections are available to the fund, which may mitigate the effects of the straddle rules, particularly with respect to 'mixed straddles' (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

    When a covered call option written (sold) by the fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the fund is exercised, the fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

    If the fund has an 'appreciated financial position' -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than 'straight debt') or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a 'constructive sale' of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

    The fund may acquire zero coupon or other securities issued with original issue discount ('OID') and/or Treasury inflation-indexed securities ('TIIS'), on which principal is adjusted based on changes in the Consumer Price Index. The fund must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if it receives no corresponding payment on them during the year. The fund has elected similar treatment with respect to securities purchased at a discount from their face value ('market discount'). Because the fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

    The foregoing is only a general summary of some of the important federal tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                               OTHER INFORMATION

    CLASSES OF SHARES. The fund consists of Class A shares, Class B shares, Class C shares and Class Y shares. Class B shares include Sub-Class B-1 shares, Sub-Class B-2 shares, Sub-Class B-3 and Sub-Class B-4 shares. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B, Class C and Class Y shares will differ.


    VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the fund may elect all of the board members of the fund. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 plan as it relates to the class.


    The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the fund may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the fund.

    CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.


    PRIOR NAMES. Prior to April 8, 2002, the fund was known as 'Brinson Financial Services Growth Fund Inc.' Prior to June 4, 2001, the fund was known as 'PaineWebber Financial Services Growth Fund Inc.'


    CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the fund's transfer and dividend disbursing agent.


    COUNSEL. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the fund. Dechert also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the Independent Directors.



    AUDITORS. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent auditors for the fund.


                              FINANCIAL STATEMENTS


    The fund's Annual Report to Shareholders for its last fiscal year ended March 31, 2002 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

                        [THIS PAGE INTENTIONALLY LEFT BLANK]

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.

                                  ------------


                                                                             UBS
                                                              Financial Services
                                                                            Fund
                                      ------------------------------------------
                                             Statement of Additional Information
                                                                   July 29, 2002
                                      ------------------------------------------

'c'2002 UBS Global Asset Management (US) Inc. All rights reserved.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

      (1)        (a)      Restatement of Articles of Incorporation 1/

                 (b)      Articles of Amendment effective June 4, 2001 2/

                 (c)      Articles Supplementary effective August 1, 2001 2/

                 (d)      Articles Supplementary effective November 5, 2001 3/

                 (e)      Articles of Amendment effective April 8, 2002 (filed herewith)

      (2)        (a)      Restated By-Laws 1/

                 (b)      Amendment to Restated By-Laws 3/

                 (c)      Certificate of Amendment to Restated By-Laws dated February 19, 2002 (filed herewith)

      (3)        Instruments defining the rights of holders of Registrant's shares of common stock 4/

      (4)        (a)      Investment Advisory and Administration Contract 5/

                 (b)      Sub-Advisory Contract 5/

      (5)        (a)      Principal Underwriting Contract (filed herewith)

                 (b)      Form of Selected Dealer Agreement 6/

      (6)        Bonus, profit sharing or pension plans - none

      (7)        Custodian Agreement 1/

                 (a)      Amendment to Custody Contract dated August 16, 1999 (filed herewith)

                 (b)      Amendment to Custodian Contract dated February 15, 2001 (filed herewith)

      (8)        Transfer Agency Agreement 1/

      (9)        Opinion and Consent of Counsel (filed herewith)

      (10)       Other opinions, appraisals, rulings and consents:  Consent of Independent Auditors (filed herewith)

      (11)       Financial statements omitted from prospectus - none

      (12)       Letter of Investment Intent 1/

      (13)       (a)      Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 7/

                 (b)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                          Class B shares 7/

                 (c)      Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 7/

      (14)       Multiple Class Plan pursuant to Rule 18f-3 3/

      (15)       (a)      Code of Ethics for Registrant, its investment advisor and its principal underwriter 8/

                 (b)      Code of Ethics for DSI International Management, Inc. 9/

      (16)       Powers of Attorney for Mrs. Alexander and Messrs. Armstrong, Beaubien, Bewkes, Burt, Feldberg,
                 Gowen, Hewitt, Janklow, Malek, Schafer, Storms and White 3/



------------------

1/ Incorporated by reference from Post-Effective Amendment No. 17 to the registration statement, - SEC File No. 33-33231, filed July 31, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement, SEC File No. 33-33231, filed July 30, 2002.

3/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-33231, filed October 31, 2001.

4/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Restatement of Articles of Incorporation and from Articles II, VIII, X, XI, and XII of the Registrant's Restated By-Laws, filed with Post-Effective Amendment No. 17 to the registration statement, SEC File No. 33-33231, filed July 31, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 21 to the registration statement, SEC File No. 33-33231, filed June 1, 2001.

6/ Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Brinson Master Series, Inc., SEC File No. 33-2524, filed June 27, 2001.

7/ Incorporated by reference from Post-Effective Amendment No. 19 to the registration statement, SEC File No. 33-33231, filed July 29, 1999.

8/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

9/ Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of PaineWebber Securities Trust, SEC File No. 333-94065, filed January 31, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification


         Section 10.1 of ARTICLE TENTH of the Restatement of Articles of Incorporation, as amended ("Restated Articles of Incorporation") provides that to the maximum extent permitted by the law, no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages.


         Section 10.2 of ARTICLE TENTH further provides that to the maximum extent permitted by law, the Registrant shall indemnify and advance expenses as provided in the Restated By-Laws to its present and past directors, officers, employees and agents, and persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent in similar capacities for other entities.

         Section 10.3 of ARTICLE TENTH further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability.


         Additionally, Section 10.4 of ARTICLE TENTH provides that any repeal or modification of ARTICLE TENTH or adoption or modification of any other provision of the Restated Articles of Incorporation or Restated By-Laws inconsistent with ARTICLE TENTH shall be prospective only, to the extent that such repeal or modification would, if applied retroactively, adversely affect any limitation of liability of any director or officer of the Registrant or indemnification to any person covered by ARTICLE TENTH with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         Section 9.01 of the Restated By-Laws sets forth the procedures by which the Registrant will indemnify its directors, officers, employees and agents.
Section 9.02 of Article IX of the Restated By-Laws further provides that the Registrant may purchase and maintain insurance or other sources of reimbursement to the extent permitted by law on behalf of any person who is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee, or agent of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in or arising out of his or her position.


         Section 9 of the Investment Advisory and Administration Contract ("Advisory and Administration Contract") between UBS Global Asset Management
(US) Inc. ("UBS Global AM") and the Registrant provides that UBS Global AM and any sub-advisor or sub-administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series or the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 6 of the Sub-Advisory Contract between UBS Global AM and DSI International Management, Inc. has a similar provision. Section 9 of the Advisory and Administration Contract further provides that any person, even though also an officer, director, employee or agent of UBS Global AM, who may be or become an officer, director or employee of the Registrant shall be deemed, when rendering services to any series or the Registrant or acting with respect to any business of such series or the Registrant, to be rendering such service to or acting solely for any series or the Registrant and not as an officer, director, employee, or agent or one under the control or direction of UBS Global AM even though paid by it.

         Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Principal Underwriting Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.

         Section 9 of the Dealer Agreement contains provisions similar to
Section 9 of the Principal Underwriting Contract with respect to UBS PaineWebber Inc. ("UBS PaineWebber"). Section 13 of the Form of Selected Dealer Agreement also contains provisions similar to Section 9 of the Principal Underwriting Contract with respect to the applicable dealer.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor


         UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 27. Principal Underwriters

         a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following investment companies:

                2002 TARGET TERM TRUST INC.
                ALL AMERICAN TERM TRUST INC.
                UBS FINANCIAL SERVICES FUND INC.
                UBS INDEX TRUST
                UBS INVESTMENT TRUST
                UBS MANAGED INVESTMENTS TRUST
                UBS MASTER SERIES, INC.
                UBS MONEY SERIES
                UBS SECURITIES TRUST
                UBS SERIES TRUST
                GLOBAL HIGH INCOME DOLLAR FUND INC.
                INSURED MUNICIPAL INCOME FUND INC.
                INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                LIQUID INSTITUTIONAL RESERVES
                MANAGED HIGH YIELD PLUS FUND INC.
                UBS PACE SELECT ADVISORS TRUST
                STRATEGIC GLOBAL INCOME FUND, INC.
                THE UBS FUNDS
                UBS PAINEWEBBER CASHFUND, INC.
                UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
                UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES UBS PAINEWEBBER RMA MONEY FUND, INC.
                UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

         b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as directors or officers of the Registrant.



                                            Positions and Offices With               Positions and Offices With
                 Name                               Registrant                              Underwriter
                 ----                               ----------                              -----------
T. Kirkham Barneby*                     Vice President                       Managing Director and Chief Investment
                                                                             Officer - Quantitative Investments of UBS
                                                                             Global AM
Thomas Disbrow**                        Vice President and Assistant         Director and Senior Manager of the Mutual
                                        Treasurer                            Fund Finance Department of UBS Global AM
Amy R. Doberman*                        Vice President and Secretary         Managing Director and General Counsel of
                                                                             UBS Global AM

                                            Positions and Offices With               Positions and Offices With
                 Name                               Registrant                              Underwriter
                 ----                               ----------                              -----------
Stephen P. Fisher*                      Vice President                       Managing Director of UBS Global AM
David M. Goldenberg*                    Vice President and Assistant         Executive Director and Deputy General
                                        Secretary                            Counsel of UBS Global AM
John J. Holmgren***                     Vice President                       Managing Director of UBS Global AM

John J. Holmgren, Jr.***                Vice President                       Managing Director of UBS Global AM

Kevin J. Mahoney**                      Vice President and Assistant         Director and Senior Manager of the Mutual
                                        Treasurer                            Fund Finance Department of UBS Global AM
Paul H. Schubert**                      Vice President and Treasurer         Executive Director and Head of the Mutual
                                                                             Fund Finance Department of UBS Global AM
Brian M. Storms*                        President                            Chief Executive Officer and President of
                                                                             UBS Global AM
Keith A. Weller*                        Vice President and Assistant         Director and Senior Associate General
                                        Secretary                            Counsel of UBS Global AM

---------------------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

***  This person's business address is 301 Merritt 7, Norwalk, Connecticut
     06851.


         (c) None


Item 28. Location of Accounts and Records


         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM at 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of July, 2002.

                              UBS FINANCIAL SERVICES FUND INC.

                              By:     /s/ David M. Goldenberg
                                      -----------------------------------
                                      David M. Goldenberg
                                      Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title                          Date
---------                               -----                          ----
/s/ Margo N. Alexander                  Director                       July 25, 2002
-----------------------
Margo N. Alexander*

/s/ Richard Q. Armstrong                Director                       July 25, 2002
-----------------------
Richard Q. Armstrong*

/s/ David J. Beaubien                   Director                       July 25, 2002
---------------------
David J. Beaubien*

/s/ E. Garrett Bewkes, Jr.              Director and Chairman          July 25, 2002
--------------------------
E. Garrett Bewkes, Jr.*                 of the Board of Directors

/s/ Richard R. Burt                     Director                       July 25, 2002
-------------------
Richard R. Burt*

/s/ Meyer Feldberg                      Director                       July 25, 2002
------------------
Meyer Feldberg*

/s/ George W. Gowen                     Director                       July 25, 2002
-------------------
George W. Gowen*

/s/ William W. Hewitt, Jr.              Director                       July 25, 2002
--------------------------
William W. Hewitt, Jr.*

/s/ Morton Janklow                      Director                       July 25, 2002
------------------
Morton Janklow*

/s/ Frederic V. Malek                   Director                       July 25, 2002
---------------------
Frederic V. Malek*

Signature                               Title                          Date
---------                               -----                          ----
/s/ Carl W. Schafer                     Director                       July 25, 2002
--------------------
Carl W. Schafer*

/s/ William D. White                    Director                       July 25, 2002
--------------------
William D. White*

/s/ Brian M. Storms                     President                      July 25, 2002
-------------------
Brian M. Storms **

/s/ Paul H. Schubert                    Vice President and Treasurer   July 29, 2002
--------------------
Paul H. Schubert

* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-33231, filed October 31, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 25, 2001 and incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-33231, filed October 31, 2001.

                        UBS FINANCIAL SERVICES FUND INC.

                                  EXHIBIT INDEX


     Exhibit
     Number
     -------
      (1)(e)     Articles of Amendment effective April 8, 2002
      (2)(c)     Certificate of Amendment to Restated By-Laws dated February 19, 2002
      (5)(a)     Principal Underwriting Contract
      (7)(a)     Amendment to Custody Contract dated August 16, 1999
      (7)(b)     Amendment to Custodian Contract dated February 15, 2001
      (9)        Opinion and Consent of Counsel
      (10)       Other opinions, appraisals, rulings and consents:  Consent of Independent Auditors

                          STATEMENT OF DIFFERENCES
                          ------------------------

 The section symbol shall be expressed as............................... 'SS'
 The dagger symbol shall be expressed as................................ 'D'
 The copyright symbol shall be expressed as............................. 'c'